U. S.
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811‑2918

DUPREE MUTUAL FUNDS
(Exact Name of Registrant as Specified in Charter)

125 South Mill Street, Vine Center, Suite 100
Lexington, Kentucky 40507
(Address of Principal Executive Offices) (Zip Code)

Allen E. Grimes, III
125 South Mill Street, Vine Center, Suite 100
Lexington, Kentucky 40507
(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code (859) 254‑7741
Date of fiscal year end: June 30, 2025
Date of reporting period: July 1, 2024 through June 30, 2025

Item 1. Report to Stockholders

(a)	Tailored Shareholder Reports

(b)	Not applicable.

Alabama Tax‑Free Income Series
TICKER: DUALX

Annual Shareholder Report: June 30, 2025
This annual shareholder report contains important information about the Alabama Tax‑Free Income Series (the “Fund”) for the period from July 1, 2024, to June 30, 2025. You can find additional information about the Fund at www.dupree‑funds.com/documents. You can also request this information by contacting us at (800) 866‑0614 or info@dupree-funds.com.

What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The table below explains the costs that you would have paid within the reporting period.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Alabama Tax‑Free Income Series	$70	0.70%

How did the Fund perform last year?
Longer-dated municipal bonds generally underperformed shorter-dated municipal bonds during the 12‑month period ended June 30, 2025 (the “Review Period”). Shorter-dated bonds benefited from cuts to the fed funds rate, while yields on the long end of the yield curve climbed (lower prices) in response to an unexpected rebound in consumer-price inflation.
The Fund provided a total return of ‑1.13% during the Review Period which was lower than the Bloomberg Municipal Bond Index (the “Muni Index”) which provided a total return of 1.11%. The Fund’s underperformance was primarily due to the fact that it had an average nominal maturity of 15.91 years versus 13.30 years for the Muni Index. Additionally, unlike the Fund, the Muni Index does not reflect any expenses and/or transaction costs.
During the Review Period, the Fund’s use of its current investment strategies did not cause the Fund’s performance to deviate materially from the manager’s expectations. We do not plan to change the investment strategy of the Fund substantially in the upcoming year.

1

How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

The Bloomberg Municipal Bond Index is considered representative of the broad market for investment grade, tax‑exempt municipal bonds with a maturity of at least one year. The index is unmanaged and reflects no expenses. It is not possible to invest directly in an index.
Average annual total return values (as of June 30, 2025):

	1 Year	5 Years	10 Years

Alabama Tax‑Free Income Series	(1.13)%	(0.50)%	1.52%

Bloomberg Municipal Bond Index	1.11%	0.51%	2.20%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What are the Key Fund statistics you should know?
The following table outlines key Fund statistics that you should pay attention to:

Fund’s net assets	$19,692,379

Total number of portfolio holdings	70

Total advisory fees paid	$69,740

Portfolio turnover rate as of the end of year	20.09%

2

What is the Fund invested in?
The tables and charts below show the investment makeup of the Fund, representing the percentage of total investments and/or total net assets of the Fund.

Composition

Credit Quality*

Ratings have been assigned by a Nationally Recognized Statistical Rating Organization (“NRSRO”). See Schedules of Portfolio Investments for individual bond ratings. Visit our website at www.dupree-funds.com/documents.

How can you get additional information about the Fund?
Additional information is available on the Fund’s website (www.dupree-funds.com/documents), including the following:
Prospectus
Fund Financial Information
Fund Holdings

Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 866‑0614, and we will begin sending you separate copies of these materials within 30 days after we receive your request.

3

P.O. Box 1149 • Lexington, Kentucky • 40588-1149	PRSRT STD U.S. POSTAGE PAID LEXINGTON, KY PERMIT NO. 113

Kentucky Tax‑Free Income Series
TICKER: KYTFX

Annual Shareholder Report: June 30, 2025
This annual shareholder report contains important information about the Kentucky Tax‑Free Income Series (the “Fund”) for the period from July 1, 2024, to June 30, 2025. You can find additional information about the Fund at www.dupree-funds.com/documents. You can also request this information by contacting us at (800) 866‑0614 or info@dupree-funds.com.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The table below explains the costs that you would have paid within the reporting period.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Kentucky Tax‑Free Income Series	$61	0.61%

How did the Fund perform last year?
Longer-dated municipal bonds generally underperformed shorter-dated bonds during the 12‑month period ended June 30, 2025 (the “Review Period”). Shorter-dated bonds benefited from cuts to the fed funds rate, while yields on the long end of the yield curve climbed (lower prices) in response to an unexpected rebound in consumer-price inflation.
The Fund provided a total return of ‑0.18% during the Review Period which was lower than the Bloomberg Municipal Bond Index (“Muni Index”) which provided a total return of 1.11%. The Fund’s underperformance was primarily due to the fact that it had an average nominal maturity of 13.97 years versus 13.30 years for the Muni Index. Additionally, unlike the Fund, the Muni Index does not reflect any expenses and/or transaction costs.
During the Review Period, the Fund’s use of its current investment strategies did not cause the Fund’s performance to deviate materially from the manager’s expectations. We do not plan to change the investment strategy of the Fund substantially in the upcoming year.

1

How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

The Bloomberg Municipal Bond Index is considered representative of the broad market for investment grade, tax‑exempt municipal bonds with a maturity of at least one year. The index is unmanaged and reflects no expenses. It is not possible to invest directly in an index.
Average annual total return values (as of June 30, 2025):

	1 Year	5 Years	10 Years

Kentucky Tax‑Free Income Series	(0.18)%	0.23%	1.64%

Bloomberg Municipal Bond Index	1.11%	0.51%	2.20%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What are the Key Fund statistics you should know?
The following table outlines key Fund statistics that you should pay attention to:

Fund’s net assets	$706,643,076

Total number of portfolio holdings	411

Total advisory fees paid	$2,907,238

Portfolio turnover rate as of the end of year	18.92%

2

What is the Fund invested in?
The tables and charts below show the investment makeup of the Fund, representing the percentage of total investments and/or total net assets of the Fund.

Composition

Credit Quality*

Ratings have been assigned by a Nationally Recognized Statistical Rating Organization (“NRSRO”). See Schedules of Portfolio Investments for individual bond ratings. Visit our website at www.dupree-funds.com/documents.

Material Fund Changes
Effective as of the close of business of May 16, 2025, the Kentucky Tax‑Free Short‑to‑Medium Series transferred all of its assets and liabilities to the Fund in exchange for shares of the Fund. Each shareholder in the Kentucky Tax‑Free Short‑to‑Medium Series received shares of the Fund equal to the value of the shares they owned in the Kentucky Tax‑Free Short‑to‑Medum Series.

How can you get additional information about the Fund?
Additional information is available on the Fund’s website (www.dupree-funds.com/documents), including the following:
Prospectus
Fund Financial Information
Fund Holdings

Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 866‑0614, and we will begin sending you separate copies of these materials within 30 days after we receive your request.

3

P.O. Box 1149 • Lexington, Kentucky • 40588-1149	PRSRT STD U.S. POSTAGE PAID LEXINGTON, KY PERMIT NO. 113

Mississippi Tax‑Free Income Series
TICKER: DUMSX

Annual Shareholder Report: June 30, 2025
This annual shareholder report contains important information about the Mississippi Tax‑Free Income Series (the “Fund”) for the period from July 1, 2024, to June 30, 2025. You can find additional information about the Fund at www.dupree-funds.com/documents. You can also request this information by contacting us at (800) 866‑0614 or info@dupree-funds.com.

What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The table below explains the costs that you would have paid within the reporting period.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Mississippi Tax‑Free Income Series	$70	0.70%

How did the Fund perform last year?
Longer-dated municipal bonds generally underperformed shorter-dated bonds during the 12‑month period ended June 30, 2025 (the “Review Period”). Shorter-dated bonds benefited from cuts to the fed funds rate, while yield on the long end of the yield curve climbed (lower prices) in response to an unexpected rebound in consumer-price inflation.
The Fund provided a total return of 0.08% during the Review Period which was lower than the Bloomberg Municipal Bond Index (the “Muni Index”) which provided a total return of 1.11%.The underperformance of the Fund was due primarily to the fact that the Fund held had an average nominal maturity of 14.88 years versus 13.30 years for the Muni Index. Additionally, unlike the Fund, the Muni Index does not reflect any expenses and/or transaction costs.
During the Review Period, the Fund’s use of its current investment strategy did not cause the Fund’s performance to deviate materially from the manager’s expectations. We do not plan to change the investment strategy of the Fund substantially in the upcoming year.

1

How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

The Bloomberg Municipal Bond Index is considered representative of the broad market for investment grade, tax‑exempt municipal bonds with a maturity of at least one year. The index is unmanaged and reflects no expenses. It is not possible to invest directly in an index.
Average annual total return values (as of June 30, 2025):

	1 Year	5 Years	10 Years

Mississippi Tax‑Free Income Series	0.08%	(0.27)%	1.54%

Bloomberg Municipal Bond Index	1.11%	0.51%	2.20%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What are the Key Fund statistics you should know?
The following table outlines key Fund statistics that you should pay attention to:

Fund’s net assets	$4,510,744

Total number of portfolio holdings	28

Total advisory fees paid	$3,436

Portfolio turnover rate as of the end of year	10.08%

2

What is the Fund invested in?
The tables and charts below show the investment makeup of the Fund, representing the percentage of total investments and/or total net assets of the Fund.

Composition

Liabilities in excess of assets
3.36%
Hospital and Healthcare Revenue
3.68%
Lease Revenue
4.92%
State and Local Mortgage/ Housing Revenue
13.49%
University Consolidated Education and Building Revenue
15.98%
Miscellaneous Public Improvement
17.84%
Public Facilities Revenue
18.64%
School Improvement
22.09%
0%
10%
20%
30%

Credit Quality*

Ratings have been assigned by a Nationally Recognized Statistical Rating Organization (“NRSRO”). See Schedules of Portfolio Investments for individual bond ratings. Visit our website at www.dupree-funds.com/documents.

How can you get additional information about the Fund?
Additional information is available on the Fund’s website (www.dupree-funds.com/documents), including the following:
Prospectus
Fund Financial Information
Fund Holdings

Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 866‑0614, and we will begin sending you separate copies of these materials within 30 days after we receive your request.

3

P.O. Box 1149 • Lexington, Kentucky • 40588-1149	PRSRT STD U.S. POSTAGE PAID LEXINGTON, KY PERMIT NO. 113

North Carolina Tax‑Free Income Series
TICKER: NTFIX

Annual Shareholder Report: June 30, 2025
This annual shareholder report contains important information about the North Carolina Tax‑Free Income Series (the “Fund”) for the period from July 1, 2024, to June 30, 2025. You can find additional information about the Fund at www.dupree-funds.com/documents. You can also request this information by contacting us at (800) 866‑0614 or info@dupree-funds.com.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The table below explains the costs that you would have paid within the reporting period.

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

North Carolina Tax‑Free Income Series	$70	0.70%

How did the Fund perform last year?
Longer-dated municipal bonds generally underperformed shorter-dated bonds during the 12‑month period ended June 30, 2025 (the “Review Period”). Shorter-dated bonds benefited from cuts to the fed funds rate, while yields on the long end of the yield curve climbed (prices down) in response to an unexpected rebound in consumer-price inflation.
The Fund provided a total return of 0.05% during the Review Period which was lower than the Bloomberg Municipal Bond Index (the “Muni Index”) which provided a total return of 1.11%. The underperformance of the Fund was due primarily to the fact that it had an average nominal maturity of 14.04 years versus 13.30 years for the Muni Index. Additionally, unlike the Fund, the Muni Index does not reflect any expenses and/or transaction costs.
During the Review Period, the Fund’s use of its current investment strategy did not cause the Fund’s performance to deviate materially from the manager’s expectations. We do not plan to change the investment strategy of the Fund substantially in the upcoming year.

1

How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

The Bloomberg Municipal Bond Index is considered representative of the broad market for investment grade, tax‑exempt municipal bonds with a maturity of at least one year. The index is unmanaged and reflects no expenses. It is not possible to invest directly in an index.
Average annual total return values (as of June 30, 2025):

	1 Year	5 Years	10 Years

North Carolina Tax‑Free Income Series	0.05%	(0.31)%	1.49%

Bloomberg Municipal Bond Index	1.11%	0.51%	2.20%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What are the Key Fund statistics you should know?
The following table outlines key Fund statistics that you should pay attention to:

Fund’s net assets	$110,020,439

Total number of portfolio holdings	182

Total advisory fees paid	$504,980

Portfolio turnover rate as of the end of year	23.38%

2

What is the Fund invested in?
The tables and charts below show the investment makeup of the Fund, representing the percentage of total investments and/or total net assets of the Fund.

Composition

Lease Revenue
0.10%
Other Assets Less Liabilities
1.03%
Prerefunded
2.30%
Airport Revenue
3.35%
Turnpikes/Toll Road/ Highway Revenue
4.34%
Miscellaneous Public Improvement
5.17%
Refunding
6.01%
Hospital and Healthcare Revenue
6.58%
State and Local Mortgage/ Housing Revenue
7.65%
Public Facilities Revenue
9.67%
University Consolidated Education and Building Revenue
14.39%
School Improvement
19.24%
Municipal Utility Revenue
20.17%
0%
10%
20%
30%

Credit Quality*

Ratings have been assigned by a Nationally Recognized Statistical Rating Organization (“NRSRO”). See Schedules of Portfolio Investments for individual bond ratings. Visit our website at www.dupree-funds.com/documents.

Material Fund Changes
Effective as of the close of business of May 16, 2025, the North Carolina Tax‑Free Short‑to‑Medium Series transferred all of its assets and liabilities to the Fund in exchange for shares of the Fund. Each shareholder in the North Carolina Tax‑Free Short‑to‑Medium Series received shares of the Fund equal to the value of the shares they owned in the North Carolina Tax‑Free Short‑to‑Medum Series.

How can you get additional information about the Fund?
Additional information is available on the Fund’s website (www.dupree-funds.com/documents), including the following:
Prospectus
Fund Financial Information
Fund Holdings

Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 866‑0614, and we will begin sending you separate copies of these materials within 30 days after we receive your request.

3

P.O. Box 1149 • Lexington, Kentucky • 40588-1149	PRSRT STD U.S. POSTAGE PAID LEXINGTON, KY PERMIT NO. 113

Tennessee Tax‑Free Income Series
TICKER: TNTIX

Annual Shareholder Report: June 30, 2025
This annual shareholder report contains important information about the Tennessee Tax‑Free Income Series (the “Fund”) for the period from July 1, 2024, to June 30, 2025. You can find additional information about the Fund at www.dupree‑funds.com/documents. You can also request this information by contacting us at (800) 866‑0614 or info@dupree-funds.com.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The table below explains the costs that you would have paid within the reporting period.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Tennessee Tax‑Free Income Series	$70	0.70%

How did the Fund perform last year?
Longer-dated municipal bonds generally underperformed shorter-dated bonds during the 12‑month period ended June 30, 2025 (the “Review Period”). Shorter-dated bonds benefited from cuts to the fed funds rate, while yields on the long end of the yield curve climbed (lower prices) in response to an unexpected rebound in consumer-price inflation.
The Fund provided a total return of ‑0.97% during the Review Period which was lower than the Bloomberg Municipal Bond Index (the “Muni Index”) which provided a total return of 1.11%. The underperformance of the Fund was primarily due to the fact that the Fund had an average nominal maturity of 14.93 years versus 13.30 years for the Muni Index. Additionally, unlike the Fund, the Muni Index does not reflect any expenses and/or transaction costs
During the Review Period, the Fund’s use of its current investment strategy did not cause the Fund’s performance to deviate materially from the manager’s expectations. We do not plan to change the investment strategy of the Fund substantially in the upcoming year.

1

How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

The Bloomberg Municipal Bond Index is considered representative of the broad market for investment grade, tax‑exempt municipal bonds with a maturity of at least one year. The index is unmanaged and reflects no expenses. It is not possible to invest directly in an index.
Average annual total return values (as of June 30, 2025):

	1 Year	5 Years	10 Years

Tennessee Tax‑Free Income Series	(0.97)%	(0.17)%	1.38%

Bloomberg Municipal Bond Index	1.11%	0.51%	2.20%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What are the Key Fund statistics you should know?
The following table outlines key Fund statistics that you should pay attention to:

Fund’s net assets	$50,198,014

Total number of portfolio holdings	78

Total advisory fees paid	$220,385

Portfolio turnover rate as of the end of year	24.00%

2

What is the Fund invested in?
The tables and charts below show the investment makeup of the Fund, representing the percentage of total investments and/or total net assets of the Fund.

Composition

Credit Quality*

Ratings have been assigned by a Nationally Recognized Statistical Rating Organization (“NRSRO”). See Schedules of Portfolio Investments for individual bond ratings. Visit our website at www.dupree-funds.com/documents.

Material Fund Changes
Effective as of the close of business of May 16, 2025, the Tennessee Tax‑Free Short‑to‑Medium Series transferred all of its assets and liabilities to the Fund in exchange for shares of the Fund. Each shareholder in the Tennessee Tax‑Free Short‑to‑Medium Series received shares of the Fund equal to the value of the shares they owned in the Tennessee Tax‑Free Short‑to‑Medum Series.

How can you get additional information about the Fund?
Additional information is available on the Fund’s website (www.dupree-funds.com/documents), including the following:
Prospectus
Fund Financial Information
Fund Holdings

Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 866‑0614, and we will begin sending you separate copies of these materials within 30 days after we receive your request.

3

P.O. Box 1149 • Lexington, Kentucky • 40588-1149	PRSRT STD U.S. POSTAGE PAID LEXINGTON, KY PERMIT NO. 113

Intermediate Government Bond Series
TICKER: DPIGX

Annual Shareholder Report: June 30, 2025
This annual shareholder report contains important information about the Intermediate Government Bond Series (the “Fund”) for the period from July 1, 2024, to June 30, 2025. You can find additional information about the Fund at www.dupree-funds.com/documents. You can also request this information by contacting us at (800) 866‑0614 or info@dupree-funds.com.

What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The table below explains the costs that you would have paid within the reporting period.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Intermediate Government Bond Series	$70	0.70%

How did the Fund perform last year?
The Federal Reserve cut the fed funds rate on three separate occasions during the 12‑month period ended June 30, 2025 (the “Review Period”) causing Treasury yields to decline (prices higher) on the short and intermediate portions of the yield curve.
The Fund provided a total return of 4.86% during the Review Period which was lower than the Bloomberg Intermediate U.S. Government Bond Index (“Gov. Bond Index”) which provided a total return of 6.23%. The Fund’s underperformance was due primarily to the fact that it had a shorter duration of 2.28 years than the Gov Bond Index which had a duration of 3.54 years. Shorter-dated bonds which were anchored to par experienced less price appreciation than bonds with slightly longer durations.
During the Review Period, the Fund’s use of its current management strategy did not cause the performance to deviate materially from the manager’s expectations. We do not plan to change the investment strategy of the Fund substantially in the upcoming year.

1

How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

The Bloomberg Intermediate U.S. Government Bond Index tracks U.S. Treasury and U.S. Agency obligations with nominal maturities between one and ten years. The index is unmanaged and reflects no expenses. It is not possible to invest directly in an index.
Average annual total return values (as of June 30, 2025):

	1 Year	5 Years	10 Years

Intermediate Government Bond Series	4.86%	1.16%	1.88%

Bloomberg Intermediate U.S. Government Bond Index	6.23%	0.15%	1.55%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What are the Key Fund statistics you should know?
The following table outlines key Fund statistics that you should pay attention to:

Fund’s net assets	$8,482,244

Total number of portfolio holdings	21

Total advisory fees paid	$5,773

Portfolio turnover rate as of the end of year	80.78%

2

What is the Fund invested in?
The tables and charts below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.

Composition

Credit Quality*

Ratings have been assigned by a Nationally Recognized Statistical Rating Organization (“NRSRO”). See Schedules of Portfolio Investments for individual bond ratings. Visit our website at www.dupree-funds.com/documents.

How can you get additional information about the Fund?
Additional information is available on the Fund’s website (www.dupree-funds.com/documents), including the following:
Prospectus
Fund Financial Information
Fund Holdings

Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 866‑0614, and we will begin sending you separate copies of these materials within 30 days after we receive your request.

3

P.O. Box 1149 • Lexington, Kentucky • 40588-1149	PRSRT STD U.S. POSTAGE PAID LEXINGTON, KY PERMIT NO. 113

Taxable Municipal Bond Series
TICKER: DUTMX

Annual Shareholder Report: June 30, 2025
This annual shareholder report contains important information about the Taxable Municipal Bond Series (the “Fund”) for the period from July 1, 2024, to June 30, 2025. You can find additional information about the Fund at www.dupree‑funds.com/documents. You can also request this information by contacting us at (800) 866‑0614 or info@dupree-funds.com.

What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The table below explains the costs that you would have paid within the reporting period.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Taxable Municipal Bond Series	$70	0.70%

How did the Fund perform last year?
Longer-dated taxable municipal bonds generally underperformed shorter-dated taxable municipal bonds during the 12‑month period ended June 30, 2025 (the “Review Period”). Shorter-dated bonds benefited from cuts to the fed funds rate, while yields on the long end of the yield curve climbed (lower prices) in response to an unexpected rebound in consumer-price inflation.
The Fund provided a total return of 4.00% during the Review Period which was lower than the Bloomberg Taxable Municipal Bond Index (“Taxable Muni Index”) which provided a total return of 5.54%. The Fund’s underperformance was due primarily to the fact that it had an average nominal maturity of 18.27 years versus 14.12 years for the Taxable Muni Index.
During the Review Period, the Fund’s use of its current investment strategy did not cause the performance to deviate materially from the manager’s expectations. We do not plan to change the investment strategy of the Fund substantially in the upcoming year.

1

How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

The Bloomberg Taxable Municipal Index tracks performance of investment-grade fixed income securities issued by state and local governments whose income is not exempt from tax, issued generally to finance a project or activity that does not meet certain “public purpose/use” requirements. The index is unmanaged and reflects no expenses. It is not possible to invest directly in an index.
Average annual total return values (as of June 30, 2025):

	1 Year	5 Years	10 Years

Taxable Municipal Bond Series	4.00%	(2.81)%	0.91%

Bloomberg Taxable Municipal Bond Index	5.51%	(0.43)%	3.13%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What are the Key Fund statistics you should know?
The following table outlines key Fund statistics that you should pay attention to:

Fund’s net assets		$3,385,865

Total number of portfolio holdings		20

Total advisory fees paid	$	‑0‑

Portfolio turnover rate as of the end of year		12.60%

2

What is the Fund invested in?
The tables and charts below show the investment makeup of the Fund, representing the percentage of total investments and/or total net assets of the Fund.

Composition

Credit Quality*

Ratings have been assigned by a Nationally Recognized Statistical Rating Organization (“NRSRO”). See Schedules of Portfolio Investments for individual bond ratings. Visit our website at www.dupree-funds.com/documents.

How can you get additional information about the Fund?
Additional information is available on the Fund’s website (www.dupree-funds.com/documents), including the following:
Prospectus
Fund Financial Information
Fund Holdings

Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 866‑0614, and we will begin sending you separate copies of these materials within 30 days after we receive your request.

3

P.O. Box 1149 • Lexington, Kentucky • 40588-1149	PRSRT STD U.S. POSTAGE PAID LEXINGTON, KY PERMIT NO. 113

Item 2. Code of Ethics:

(a)

The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	Not applicable.

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	Not applicable.

(f)	See Item 19 (a)(1)

Item 3. Audit Committee Financial Expert:

(a)(1)	The registrant’s board has determined that there is at least one audit committee financial expert servings on its audit committee.

(a)(2)

Marc A. Mathews possesses the attributes identified in Item 3(b) of Form N-CSR. Mr. Mathews is the “audit committee financial expert’ and is considered to be “independent” as each term is defined in Item 3(a)(2)(ii) of Form N-CSR.

(a)(3)	Not applicable.

Item 4. Principal Accountant Fees and Services:

(a)	Audit Fees.

Year ended June 30, 2024:  $131,500

Year ended June 30, 2025   $131,500

(b)	Audit-Related Fees.

Year ended June 30, 2024:  None

Year ended June 30, 2025   None

(c)	Tax Fees (consisting of income and excise tax compliance services)

Year ended June 30, 2024:  $40,000

Year ended June 30, 2025   $40,000

(d)	All Other Fees (Fees for all other services)

Year ended June 30, 2024   $17,000

(consisted of examination of transfer agent ($5,000); Anti-Money Laundering advisory services ($7,000) and Review of Semi-Annual report ($5,000))

Year ended June 30, 2025   $17,000

(consisted of examination of transfer agent ($5,000); Anti-Money Laundering advisory services ($7,000) and Review of Semi-Annual report ($5,000))

(e)

(1) The Registrant’s Audit Committee must pre-approve all audit services and non-audit services that the principal accountant provides to the Registrant. The Audit committee must also pre-approve any engagement of the principal accountant to provide non-audit services to the Registrant’s investment adviser, or any affiliate of the adviser that provides ongoing services to the Registrant, if such non-audit services directly impact the Registrant’s operations and financial reporting. All services (b) through (d) were pre-approved by the Audit Committee.

(f)

The Registrant has been advised by the Principal Accountant that no persons other than full time permanent employees have been engaged to audit the Registrant’s financial statements for the fiscal year ended June 30, 2025.

(g)	The aggregate non audit fees billed by the Registrant’s Accountant to the Registrant were:

Year ended June 30, 2024:  $57,000

Year ended June 30, 2025: $57,000

(h)	Non audit services provided to the Registrant’s investment adviser were pre-approved by the Registrant’s Audit Committee.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Not applicable.

Item 6.

(a)	The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

(b)	Not Applicable

Item 7.

June 30, 2025

ANNUAL REPORT

TO SHAREHOLDERS

ABOUT DUPREE MUTUAL FUNDS

In 1941, Dupree & Company, Inc. began business in Harlan, Kentucky as a small securities brokerage firm specializing in tax-exempt municipal bonds.

Over the years the firm, which in 1963 moved its offices to Lexington, Kentucky, grew to become a regional leader in public finance, helping to structure complex and innovative municipal bond financing for some of the largest public projects in the Commonwealth of Kentucky.

In 1979, Dupree & Company began what is now Dupree Mutual Funds with the Kentucky Tax-Free Income Series and became the Fund’s investment adviser. The Fund was one of the first single-state municipal bond funds in the country, and the first mutual fund to invest solely in Kentucky municipal bonds. Since then, several new offerings have been added to the Dupree Mutual Funds family:

Intermediate Government Bond Series in 1992;

Tennessee Tax-Free Income Series in 1993;

North Carolina Tax-Free Income Series in 1995;

Alabama Tax-Free Income Series in 2000;

Mississippi Tax-Free Income Series in 2000;

and Taxable Municipal Bond Series in 2010.

Today, after more than 45 years in business, Dupree Mutual Funds continues to be a leader in the no-load single-state municipal bond space. No-load means simply that shares of the funds are offered directly to investors with no front or back-end sales charges, as opposed to load funds, which are sold through brokerage firms or other institutions and typically carry sales charges.

At Dupree Mutual Funds, our goal is a simple one: to offer investors a high-quality, low-cost way to invest in municipal and government bonds while providing superior service to our shareholders. We encourage you to let us know how we’re doing.

DUPREE MUTUAL FUNDS — ALABAMA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds

June 30, 2025

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
SCHOOL IMPROVEMENT BONDS
26.27% of Net Assets
Athens AL	4.125%	05/01/2044	Aa3	$250,000	$230,678
Athens AL	4.250	05/01/2049	Aa3	250,000	225,655
Athens AL Warrants	3.000	05/01/2041	Aa3	125,000	98,101
Cherokee County AL Board of Education Tax Warrants	4.000	12/01/2034	A1	310,000	310,188
Cherokee County AL Board of Education Tax Warrants	4.250	12/01/2042	A1	150,000	142,199
Cullman AL Board of Education Special Tax School Warrants	4.000	03/01/2044	A1	250,000	224,650
Cullman AL Board of Education Special Tax School Warrants	4.125	03/01/2049	A1	250,000	220,780
Enterprise AL Board of Education Special Tax School Warrants	4.000	03/01/2044	AA*	250,000	226,945
Florence AL City Board of Education Special Tax School Warrants	4.000	03/01/2046	Aa3	225,000	199,393
Guntersville AL Warrants	3.000	08/01/2040	AA-*	250,000	198,835
Houston County AL Board of Education Special Tax School Warrants	3.000	12/01/2037	AA*	250,000	214,180
Jackson County AL Board of Education School Tax Warrants	3.000	03/01/2038	AA*	350,000	298,792
Jefferson County AL Board of Education Public School Warrants	4.000	02/01/2042	Aa3	795,000	726,214
Lauderdale County AL Board of Education Special Tax School Warrants	5.000	02/01/2044	AA*	155,000	158,029
Lauderdale County AL Board of Education Special Tax School Warrants	4.125	02/01/2049	AA*	250,000	221,475
Mountain Brook AL City Board of Education	3.000	03/01/2042	Aa1	250,000	195,578
Pell City AL Warrants	4.500	02/01/2042	AA*	200,000	199,068
Pike Road AL Warrants	5.000	03/01/2043	AA+*	250,000	259,825
Saint Clair County AL Board of Education Special Tax Warrants	3.000	02/01/2038	A1	250,000	209,113
Saint Clair County AL Board of Education Special Tax Warrants	5.000	02/01/2040	A1	125,000	131,518
Saint Clair County AL Board of Education Special Tax Warrants	4.000	02/01/2044	A1	500,000	454,030
Troy AL Public Educational Building Authority	5.250	12/01/2036	A1	30,000	30,001

					5,175,247
PUBLIC FACILITIES REVENUE BONDS
23.63% of Net Assets
Adamsville AL Warrants	3.000	09/01/2045	AA*	250,000	184,328
AL State Corrections Institution Finance Authority	5.000	07/01/2042	Aa2	350,000	361,050
Alabaster AL Public Building Authority	5.000	05/01/2045	A1	230,000	232,659
Anniston AL Public Building Authority DHR Project	5.250	05/01/2030	AA-*	50,000	50,025
Anniston AL Public Building Authority DHR Project	5.500	05/01/2033	AA-*	200,000	200,066
Bessemer AL Public Educational Building Authority Revenue	5.000	07/01/2030	AA*	140,000	140,027
Birmingham Jefferson AL Civic Center Authority Revenue	5.000	05/01/2037	Aa3	400,000	409,956
Birmingham Jefferson AL Civic Center Authority Revenue	5.000	05/01/2038	Aa3	250,000	255,280
Birmingham Jefferson AL Civic Center Authority Revenue	5.000	12/01/2043	AA*	500,000	512,130
Boaz AL Warrants	4.000	02/01/2037	AA*	250,000	246,570
Bullock County AL Public Building Authority	4.000	10/01/2038	AA-*	500,000	486,420
Cherokee County AL Public Building Authority	4.125	07/01/2044	A2	350,000	315,501
Helena AL Warrants	4.000	01/01/2049	AA*	350,000	304,115
Irondale AL Public Building Authority	4.000	10/01/2049	AA-*	425,000	366,172
Montgomery County AL Public Building Authority	5.000	03/01/2036	Aa2	350,000	363,364
Tuscaloosa County AL Public Building Authority	4.000	10/01/2044	AA-*	250,000	224,745

					4,652,408
MUNICIPAL UTILITY REVENUE BONDS
13.87% of Net Assets
Berry AL Water & Sewer Revenue	4.000	09/01/2039	AA*	250,000	235,243
Birmingham AL Waterworks	4.000	01/01/2037	Aa2	250,000	246,373
Birmingham AL Waterworks	4.000	01/01/2041	Aa2	225,000	212,301
Guntersville AL Waterworks & Sewer Board Utility Revenue	4.250	08/01/2049	AA*	250,000	224,550
Limestone County AL Water & Sewer Authority	4.750	12/01/2035	AA*	400,000	400,014
Opelika AL Utilities Board	4.000	06/01/2039	Aa3	250,000	235,683
Prattville AL Sewer Warrants	4.000	11/01/2042	AA*	375,000	346,609
Roanoke AL Utilities Board Water & Gas & Sewer Revenue	4.375	08/15/2049	AA*	250,000	239,033
Talladega AL Water & Sewer Revenue	3.000	09/01/2046	AA*	250,000	181,190
Tuskegee AL Utilities Board	3.000	08/01/2037	A1	260,000	227,718
Warrior River AL Water Authority	4.000	08/01/2043	AA*	200,000	182,152

					2,730,866

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — ALABAMA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds

June 30, 2025

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
12.92% of Net Assets
AL Community College System Gadsden State Community College	5.000%	06/01/2038	A1	$325,000	$331,435
AL State Public School & College Authority	4.000	11/01/2040	Aa1	250,000	238,383
AL State Public School & College Authority	4.000	09/01/2043	Aa1	250,000	230,778
Auburn University AL General Fee Revenue	4.000	06/01/2036	Aa2	380,000	373,061
Auburn University AL General Fee Revenue	4.000	06/01/2041	Aa2	285,000	260,111
Troy University AL Facilities Revenue	4.000	11/01/2032	A1	300,000	302,922
Troy University AL Facilities Revenue	5.000	11/01/2037	A1	200,000	203,648
University of AL Huntsville General Fee Revenue	5.000	09/01/2038	Aa3	85,000	87,344
University of AL Huntsville General Fee Revenue	5.000	09/01/2038	Aa3	500,000	516,974

					2,544,656
STATE AND LOCAL MORTGAGE/HOUSING REVENUE BONDS
7.13% of Net Assets
AL State Housing Finance Authority	4.500	10/01/2044	Aa1	965,000	922,974
AL State Housing Finance Authority	4.550	10/01/2044	Aa1	250,000	240,665
AL State Housing Finance Authority	4.700	10/01/2049	Aa1	250,000	240,870

					1,404,509
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
7.06% of Net Assets
Arab AL	3.000	12/01/2041	AA*	250,000	192,080
Birmingham AL Warrants	4.000	12/01/2035	Aa3	250,000	250,950
Birmingham AL Warrants	5.000	12/01/2037	Aa3	250,000	257,442
Elmore County AL Warrants	5.000	05/01/2047	AA*	250,000	253,450
Enterprise AL Warrants	4.625	10/01/2040	AA-*	250,000	253,843
Rainsville AL Warrants	4.000	01/01/2044	AA*	200,000	181,670

					1,389,435
REFUNDING BONDS
3.92% of Net Assets
Jefferson County AL Warrants	5.000	09/15/2035	AA+*	250,000	254,075
Montgomery AL Warrants	5.000	06/15/2035	A1	500,000	517,630

					771,705
HOSPITAL AND HEALTHCARE REVENUE BONDS
1.53% of Net Assets
Chilton County AL Health Care Authority Chilton County Hospital	5.000	11/01/2035	AA-@	300,000	300,339

PREREFUNDED BONDS
1.51% of Net Assets
Limestone County AL Water & Sewer Authority	4.750	12/01/2033	AA*	290,000	298,300

Total Investments 97.84% of Net Assets (cost $20,685,303) (See footnote 6 for further explanation)					$19,267,465

Other assets in excess of liabilities 2.16%					424,914

Net Assets 100%					$19,692,379

#	Ratings by Moody’s Ratings unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — ALABAMA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds

June 30, 2025

Other Information

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	19,267,465
Level 3	Significant Unobservable Inputs	—

$19,267,465

The accompanying footnotes are an integral part of the financial statements.

ALABAMA TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025

ASSETS:
Investments in securities, at fair value (Cost: $20,685,303)		$19,267,465
Cash		334,476
Interest receivable		226,606

Total assets		19,828,547
LIABILITIES:
Payable for:
Distributions to shareholders	92,126
Fund shares redeemed	1,332
Net investment advisory fee	2,386
Transfer agent fee	6,339
Printing expense	9,095
Audit fees	3,945
Trustees fees	2,269
Custodian fee	2,249
Accrued expenses	16,427

Total liabilities		136,168

NET ASSETS:
Paid-in capital		21,721,735
Total accumulated loss		(2,029,356)

Total Net Assets		$19,692,379

NET ASSET VALUE, offering price and redemption price per share (1,790,660 shares outstanding; unlimited number of shares authorized; no par value)		$11.00

STATEMENT OF OPERATIONS

For the year ended June 30, 2025

Net investment income:
Interest income	$749,516

Expenses:
Investment advisory fee	102,481
Transfer agent fee	30,574
Professional fees	9,639
Custodian fee	9,137
Pricing fees	8,679
Registration fees	8,305
Trustees fees	1,465
Other expenses	6,097

Total expenses	176,377
Fees waived by Adviser (Note 2)	(32,741)
Custodian fee reduction (Note 7)	(40)

Net expenses	143,596

Net investment income	605,920

Realized and unrealized loss on investments:
Net realized loss	(32,301)
Net change in unrealized appreciation/depreciation	(801,571)

Net realized and unrealized loss on investments	(833,872)

Net decrease in net assets resulting from operations	$(227,952)

The accompanying footnotes are an integral part of the financial statements.

ALABAMA TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2025 and 2024

	2025	2024
Operations:
Net investment income	$605,920	$538,964
Net realized loss on investments	(32,301)	(270,863)
Net change in unrealized appreciation/depreciation	(801,571)	334,422

Net increase/(decrease) in net assets resulting from operations	(227,952)	602,523
Total distributions (Note 6)	(605,920)	(538,964)
Net Fund share transactions (Note 4)	(128,200)	(1,189,001)

Total decrease	(962,072)	(1,125,442)
Net assets:
Beginning of year	20,654,451	21,779,893

End of year	$19,692,379	$20,654,451

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$11.46	$11.40	$11.57	$12.86	$12.78

Income from investment operations:
Net investment income	0.34	0.29	0.28	0.27	0.29
Net gains/(losses) on investments (c)	(0.46)	0.06	(0.16)	(1.29)	0.08

Total from investment operations	(0.12)	0.35	0.12	(1.02)	0.37
Less distributions:
Distributions from net investment income	(0.34)	(0.29)	(0.28)	(0.27)	(0.29)
Distributions from capital gains	0.00	0.00	(0.01)	0.00 (b)	0.00

Total distributions	(0.34)	(0.29)	(0.29)	(0.27)	(0.29)

Net asset value, end of year	$11.00	$11.46	$11.40	$11.57	$12.86

Total return	(1.13)%	3.17%	1.08%	(8.03)%	2.93%
Net assets, end of year (in thousands)	$19,692	$20,654	$21,780	$25,761	$28,209
Ratio of net expenses to average net assets (a)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of gross expenses to average net assets	0.86%	0.91%	0.93%	0.87%	0.80%
Ratio of net investment income to average net assets	2.96%	2.60%	2.49%	2.19%	2.26%
Portfolio turnover	20.09%	20.02%	4.46%	2.55%	13.38%

(a)	Percentages are after voluntary expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Rounds to less than $0.01.
(c)	Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2025

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
SCHOOL IMPROVEMENT BONDS
31.80% of Net Assets
Adair County KY School District Finance Corporation	4.250%	09/01/2040	Aa3	$1,840,000	$1,809,585
Adair County KY School District Finance Corporation	4.250	09/01/2042	Aa3	1,270,000	1,220,483
Anderson County KY School District Finance Corporation	3.000	02/01/2029	Aa3	500,000	494,455
Bardstown KY Independent School District Finance Corporation	4.000	02/01/2040	Aa3	1,495,000	1,417,170
Bardstown KY Independent School District Finance Corporation	4.000	02/01/2042	Aa3	1,525,000	1,406,248
Beechwood KY Independent School District Finance Corporation	4.375	08/01/2042	Aa3	650,000	626,093
Bell County KY School District Finance Corporation	4.000	10/01/2042	Aa3	680,000	626,396
Bell County KY School District Finance Corporation	4.000	10/01/2043	Aa3	710,000	642,216
Boone County KY School District Finance Corporation	4.000	06/01/2029	Aa3	450,000	465,840
Bourbon County KY School District Finance Corporation	5.000	08/01/2028	Aa3	215,000	227,513
Bourbon County KY School District Finance Corporation	5.000	08/01/2029	Aa3	225,000	241,999
Bourbon County KY School District Finance Corporation	5.000	08/01/2030	Aa3	185,000	201,326
Bowling Green KY School District Finance Corporation	5.000	08/01/2027	Aa3	695,000	711,152
Bowling Green KY School District Finance Corporation	4.000	08/01/2034	Aa3	1,890,000	1,897,938
Bowling Green KY School District Finance Corporation	4.000	08/01/2035	Aa3	2,215,000	2,220,538
Bowling Green KY School District Finance Corporation	4.000	08/01/2036	Aa3	2,305,000	2,307,121
Bowling Green KY School District Finance Corporation	4.000	08/01/2037	Aa3	2,395,000	2,388,102
Bowling Green KY School District Finance Corporation	4.000	04/01/2043	Aa3	3,085,000	2,809,386
Bowling Green KY School District Finance Corporation	4.000	04/01/2045	Aa3	2,500,000	2,231,725
Bullitt County KY School District Finance Corporation	4.000	10/01/2035	Aa3	1,820,000	1,823,003
Bullitt County KY School District Finance Corporation	4.000	10/01/2036	Aa3	2,985,000	2,988,104
Bullitt County KY School District Finance Corporation	4.000	10/01/2037	Aa3	3,075,000	3,065,990
Bullitt County KY School District Finance Corporation	4.000	03/01/2038	Aa3	575,000	564,317
Bullitt County KY School District Finance Corporation	4.000	02/01/2042	Aa3	1,485,000	1,369,363
Butler County KY School District Finance Corporation	4.000	03/01/2037	Aa3	360,000	355,684
Butler County KY School District Finance Corporation	4.250	03/01/2040	Aa3	755,000	746,839
Campbell County KY School District Finance Corporation	4.000	02/01/2045	Aa3	1,000,000	887,460
Christian County KY School District Finance Corporation	4.500	10/01/2042	Aa3	3,555,000	3,557,204
Christian County KY School District Finance Corporation	4.500	10/01/2043	Aa3	3,605,000	3,564,949
Christian County KY School District Finance Corporation	4.500	10/01/2048	Aa3	3,000,000	2,834,340
Clark County KY School District Finance Corporation	4.000	03/01/2039	Aa3	3,090,000	2,997,887
Clark County KY School District Finance Corporation	4.000	03/01/2040	Aa3	1,475,000	1,399,392
Clay County KY School District Finance Corporation	4.250	09/01/2042	Aa3	1,500,000	1,436,340
Corbin KY Independent School District Finance Corporation	4.250	04/01/2042	Aa3	705,000	670,025
Corbin KY Independent School District Finance Corporation	4.250	04/01/2043	Aa3	500,000	471,930
Covington KY Independent School District Finance Corporation	4.000	06/01/2041	Aa3	490,000	457,057
Daviess County KY Board of Education	4.000	02/01/2044	Aa3	775,000	691,385
Dayton KY Independent School District Finance Corporation	4.000	04/01/2044	Aa3	2,210,000	1,985,265
Erlanger-Elsmere KY Board of Education ^	4.875	06/01/2044	Aa3	1,000,000	1,000,320
Erlanger-Elsmere KY Board of Education ^	5.000	06/01/2046	Aa3	1,695,000	1,719,289
Fairview KY Independent School District Finance Corporation	4.000	10/01/2041	Aa3	530,000	495,004
Fairview KY Independent School District Finance Corporation	4.000	10/01/2042	Aa3	555,000	510,628
Fairview KY Independent School District Finance Corporation	4.000	10/01/2043	Aa3	580,000	524,627
Fairview KY Independent School District Finance Corporation	4.000	10/01/2044	Aa3	515,000	460,585
Fayette County KY Board of Education	4.000	04/01/2042	Aa3	1,000,000	917,220
Fayette County KY Board of Education	4.000	04/01/2043	Aa3	4,020,000	3,647,386
Fayette County KY Board of Education	4.000	04/01/2044	Aa3	4,585,000	4,092,663
Fayette County KY Board of Education	4.000	04/01/2048	Aa3	1,410,000	1,214,419
Fayette County KY School District Finance Corporation	5.000	08/01/2032	Aa3	10,600,000	10,612,084
Fayette County KY School District Finance Corporation	5.000	08/01/2034	Aa3	8,750,000	8,760,675
Fayette County KY School District Finance Corporation	5.000	06/01/2046	Aa3	2,525,000	2,557,295
Fleming County KY School District Finance Corporation	4.250	06/01/2043	Aa3	965,000	913,884
Fleming County KY School District Finance Corporation	4.250	06/01/2044	Aa3	1,010,000	947,390
Floyd County KY School District Finance Corporation	3.500	08/01/2031	Aa3	800,000	790,904
Franklin County KY Board of Education	5.000	06/01/2046	Aa3	2,000,000	2,024,900
Franklin County KY School District Finance Corporation	4.000	02/01/2040	Aa3	1,000,000	953,100

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2025

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Franklin County KY School District Finance Corporation	4.000%	02/01/2041	Aa3	$1,020,000	$955,648
Glasgow KY School District Finance Corporation	3.000	02/01/2042	Aa3	1,820,000	1,433,942
Graves County KY Board of Education	4.500	05/01/2045	Aa3	610,000	588,992
Hardin County KY Board of Education	4.000	06/01/2040	Aa2	1,000,000	936,740
Hardin County KY Board of Eduction	4.000	06/01/2044	Aa2	1,000,000	895,490
Hardin County KY School District Finance Corporation	4.000	05/01/2030	Aa3	635,000	639,712
Hardin County KY School District Finance Corporation	4.000	02/01/2041	Aa3	1,220,000	1,139,151
Hardin County KY School District Finance Corporation	4.000	02/01/2042	Aa3	6,035,000	5,565,055
Hardin County KY School District Finance Corporation	4.000	02/01/2044	Aa3	2,000,000	1,795,520
Harlan KY Independent School District Finance Corporation	4.250	09/01/2041	Aa3	560,000	541,509
Harlan KY Independent School District Finance Corporation	4.375	09/01/2042	Aa3	260,000	253,695
Hart County KY School DistrictFinance Corporation	5.000	05/01/2048	Aa3	1,000,000	1,010,270
Hazard County KY School District Finance Corporation	4.000	11/01/2045	Aa3	815,000	716,410
Hazard County KY School District Finance Corporation	4.000	11/01/2046	Aa3	900,000	788,076
Hazard KY Independent School District Finance Corporation	4.000	11/01/2040	Aa3	745,000	700,077
Hazard KY Independent School District Finance Corporation	4.000	11/01/2041	Aa3	735,000	679,912
Hazard KY Independent School District Finance Corporation	4.000	11/01/2043	Aa3	595,000	536,684
Henderson County KY School District Finance Commission	4.125	03/01/2045	Aa3	2,485,000	2,246,415
Hopkins County KY School District Finance Corporation	4.000	11/01/2047	Aa3	1,465,000	1,267,372
Jefferson County KY School District Finance Corporation	5.000	10/01/2026	Aa3	255,000	261,944
Jefferson County KY School District Finance Corporation	5.000	04/01/2030	Aa3	975,000	976,248
Jefferson County KY School District Finance Corporation	4.000	06/01/2030	Aa3	1,245,000	1,253,927
Jefferson County KY School District Finance Corporation	5.000	04/01/2031	Aa3	1,025,000	1,026,261
Jefferson County KY School District Finance Corporation	4.750	04/01/2034	Aa3	1,165,000	1,165,082
Jefferson County KY School District Finance Corporation	4.750	04/01/2035	Aa3	1,220,000	1,220,049
Jefferson County KY School District Finance Corporation	4.250	10/01/2037	Aa3	2,110,000	2,115,501
Jefferson County KY School District Finance Corporation	3.000	12/01/2038	Aa3	1,470,000	1,239,034
Jefferson County KY School District Finance Corporation	3.000	12/01/2039	Aa3	385,000	315,939
Jefferson County KY School District Finance Corporation	3.000	12/01/2040	Aa3	1,940,000	1,566,240
Kenton County KY School District Finance Corporation	4.000	04/01/2036	Aa3	1,210,000	1,203,660
Kenton County KY School District Finance Corporation	4.000	04/01/2037	Aa3	1,255,000	1,227,277
Kenton County KY School District Finance Corporation	4.000	04/01/2038	Aa3	1,300,000	1,253,278
Kenton County KY School District Finance Corporation	3.000	12/01/2040	Aa3	1,965,000	1,573,415
Knox County KY School District Finance Corporation	4.000	10/01/2044	Aa3	390,000	348,793
KY State Interlocal School Transportation Association	3.250	03/01/2028	Aa3	475,000	476,919
Madison County KY School District Finance Corporation	4.000	02/01/2042	Aa3	2,545,000	2,349,570
Madison County KY School District Finance Corporation	4.000	02/01/2043	Aa3	1,585,000	1,449,609
Madison County KY School District Finance Corporation	4.000	02/01/2044	Aa3	1,000,000	904,610
Madison County KY School District Finance Corporation	4.250	02/01/2045	Aa3	2,170,000	2,003,887
Marion County KY School District Finance Corporation	4.000	04/01/2038	Aa3	1,000,000	985,210
Marion County KY School District Finance Corporation	4.000	04/01/2040	Aa3	1,190,000	1,134,939
Marshall County KY Board of Education	4.000	10/01/2044	Aa3	1,230,000	1,088,747
Mason County KY School District Finance Corporation	4.000	04/01/2043	Aa3	1,145,000	1,050,446
McLean County KY School District Finance Corporation	4.000	02/01/2044	Aa3	845,000	767,311
Meade County KY School District Finance Corporation	4.000	06/01/2036	Aa3	2,215,000	2,216,728
Meade County KY School District Finance Corporation	4.000	06/01/2037	Aa3	2,255,000	2,254,930
Meade County KY School District Finance Corporation	4.000	06/01/2038	Aa3	2,400,000	2,333,760
Mercer County KY School District Finance Corporation	4.000	05/01/2040	Aa3	1,555,000	1,479,520
Mercer County KY School District Finance Corporation	4.000	05/01/2041	Aa3	1,950,000	1,827,696
Mercer County KY School District Finance Corporation	4.000	05/01/2044	Aa3	450,000	406,706
Montgomery County KY School District Finance Corporation	4.250	04/01/2044	Aa3	530,000	496,059
Montgomery County School District Finance Corporation	4.375	04/01/2045	Aa3	455,000	429,916
Nelson County KY School District Finance Corporation	4.000	06/01/2041	Aa3	1,695,000	1,586,503
Nelson County KY School District Finance Corporation	4.125	06/01/2042	Aa3	1,765,000	1,657,229
Newport KY Independent School District Finance Corporation	3.500	11/01/2028	Aa3	425,000	422,471
Owensboro KY Independent School District Finance Corporation	4.000	04/01/2041	Aa3	1,545,000	1,438,550
Paris KY Independent School District Finance Corporation	5.000	06/01/2027	Aa3	205,000	212,470
Paris KY Independent School District Finance Corporation	5.000	06/01/2028	Aa3	215,000	227,176

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2025

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Paris KY Independent School District Finance Corporation	5.000%	06/01/2029	Aa3	$170,000	$181,830
Paris KY Independent School District Finance Corporation	4.000	03/01/2042	Aa3	1,000,000	921,850
Paris KY School District Finance Corporation	4.000	06/01/2043	Aa3	335,000	307,178
Pike County KY School District Finance Corporation	5.000	08/01/2025	Aa3	200,000	200,354
Pike County KY School District Finance Corporation	4.000	02/01/2028	Aa3	295,000	296,985
Powell County KY School District Finance Corporation	4.000	02/01/2039	Aa3	1,235,000	1,197,135
Pulaski County KY School District Finance Corporation	4.500	06/01/2045	Aa3	3,300,000	3,173,808
Raceland-Worthington KY Independent School District Finance Corporation	3.400	06/01/2037	Aa3	555,000	508,291
Robertson County KY School District Finance Corporation	4.000	02/01/2042	Aa3	300,000	279,927
Robertson County KY School District Finance Corporation	4.000	02/01/2043	Aa3	310,000	284,565
Rockcastle County KY School District Finance Corporation	4.000	03/01/2038	Aa3	1,140,000	1,121,019
Rockcastle County KY School District Finance Corporation	4.000	03/01/2041	Aa3	1,305,000	1,208,534
Rockcastle County KY School District Finance Corporation	4.000	03/01/2041	Aa3	1,275,000	1,188,823
Rockcastle County KY School District Finance Corporation	4.000	03/01/2042	Aa3	1,015,000	927,964
Rockcastle County KY School District Finance Corporation	4.000	03/01/2043	Aa3	1,205,000	1,085,633
Rockcastle County KY School District Finance Corporation	4.000	03/01/2043	Aa3	500,000	453,240
Rockcastle County KY School District Finance Corporation	4.000	03/01/2044	Aa3	500,000	448,160
Rockcastle County KY School District Finance Corporation	4.000	03/01/2046	Aa3	705,000	614,767
Russell County KY School District Finance Corporation	4.125	02/01/2042	Aa3	655,000	613,362
Russell County KY School District Finance Corporation	4.125	02/01/2043	Aa3	720,000	669,168
Russell County KY School District Finance Corporation	4.250	02/01/2044	Aa3	520,000	486,897
Russell County KY School District Finance Corporation	4.250	02/01/2045	Aa3	565,000	522,427
Russellville KY Independent School District Finance Corporation	4.000	03/01/2044	Aa3	545,000	494,108
Scott County KY School District Finance Corporation	4.000	06/01/2035	Aa3	1,440,000	1,443,182
Scott County KY School District Finance Corporation	4.000	10/01/2035	Aa3	2,235,000	2,238,688
Scott County KY School District Finance Corporation	4.000	06/01/2036	Aa3	1,500,000	1,501,170
Scott County KY School District Finance Corporation	4.000	10/01/2037	Aa3	2,415,000	2,341,946
Scott County KY School District Finance Corporation	5.000	09/01/2041	Aa3	7,120,000	7,397,532
Scott County KY School District Finance Corporation	4.125	04/01/2047	Aa3	2,025,000	1,818,835
Shelby County KY School District Finance Corporation	4.000	08/01/2037	Aa3	6,240,000	6,013,426
Shelby County KY School District Finance Corporation	4.000	08/01/2038	Aa3	3,000,000	2,872,830
Somerset KY Independent School District Finance Corporation	4.625	08/01/2045	Aa3	1,605,000	1,566,962
Somerset KY Independent School District Finance Corporation	4.625	08/01/2046	Aa3	1,655,000	1,606,111
Spencer County KY Board of Education	4.000	12/01/2043	Aa3	800,000	735,168
Taylor County KY School District Finance Corporation	4.000	12/01/2044	Aa3	820,000	742,535
Union County KY School District Finance Corporation	4.500	05/01/2042	Aa3	500,000	494,735
Union County KY School District Finance Corporation	4.500	05/01/2043	Aa3	950,000	928,293
Warren County KY School District Finance Corporation	4.000	02/01/2040	Aa3	2,000,000	1,897,940
Warren County KY School District Finance Corporation	4.250	12/01/2041	Aa3	5,000,000	4,822,050
Williamstown KY Independent School District Finance Corporation	4.125	05/01/2044	Aa3	490,000	451,555
Woodford County KY School District Finance Corporation	5.000	08/01/2038	Aa3	1,650,000	1,751,921
Woodford County KY School District Finance Corporation	5.000	08/01/2039	Aa3	350,000	369,632

					224,773,009
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
28.95% of Net Assets
KY Association of Counties	5.000	02/01/2028	AA-*	195,000	204,779
KY Association of Counties	4.000	02/01/2029	AA-*	240,000	246,780
KY Association of Counties	4.000	02/01/2029	AA-*	630,000	653,430
KY Association of Counties	5.000	02/01/2029	AA-*	205,000	218,907
KY Association of Counties	5.000	02/01/2030	AA-*	385,000	409,906
KY Association of Counties	5.000	02/01/2030	AA-*	250,000	269,823
KY Association of Counties	5.000	02/01/2031	AA-*	255,000	269,984
KY Association of Counties	4.000	02/01/2033	AA-*	420,000	421,361
KY Association of Counties	4.000	02/01/2034	AA-*	435,000	436,366
KY Association of Counties	4.000	02/01/2035	AA-*	690,000	690,317
KY Association of Counties	4.000	02/01/2035	AA-*	460,000	460,667
KY Association of Counties	4.500	02/01/2036	AA-*	445,000	459,058
KY Association of Counties	4.000	02/01/2037	AA-*	745,000	727,411

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2025

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
KY Association of Counties	4.500%	02/01/2037	AA-*	$460,000	$471,578
KY Association of Counties	4.000	02/01/2038	AA-*	3,165,000	3,017,005
KY Association of Counties	4.500	02/01/2038	AA-*	490,000	498,085
KY Association of Counties	4.000	02/01/2039	AA-*	1,000,000	940,810
KY Association of Counties	4.500	02/01/2039	AA-*	515,000	519,074
KY Association of Counties	5.000	02/01/2039	AA-*	550,000	574,316
KY Association of Counties	4.500	02/01/2040	AA-*	535,000	535,583
KY Association of Counties	4.500	02/01/2041	AA-*	565,000	559,361
KY Association of Counties	3.500	02/01/2042	AA-*	1,215,000	1,045,775
KY Association of Counties	4.500	02/01/2042	AA-*	1,050,000	1,031,888
KY Association of Counties	4.500	02/01/2043	AA-*	1,455,000	1,416,981
KY Association of Counties	4.000	02/01/2043	AA-*	515,000	464,149
KY Association of Counties	4.000	02/01/2048	AA-*	920,000	795,156
KY Bond Corporation Finance Program	3.000	02/01/2032	AA-*	550,000	525,806
KY Bond Corporation Finance Program	3.000	02/01/2033	AA-*	1,010,000	948,875
KY Bond Corporation Finance Program	3.000	02/01/2034	AA-*	1,070,000	992,125
KY Bond Corporation Finance Program	3.000	02/01/2034	AA-*	925,000	857,040
KY Bond Corporation Finance Program	3.000	02/01/2035	AA-*	1,170,000	1,067,929
KY Bond Corporation Finance Program	3.000	02/01/2035	AA-*	930,000	850,950
KY Bond Corporation Finance Program	3.000	02/01/2036	AA-*	1,240,000	1,101,108
KY Bond Corporation Finance Program	3.000	02/01/2036	AA-*	965,000	866,068
KY Bond Corporation Finance Program	3.000	02/01/2037	AA-*	990,000	871,012
KY Bond Corporation Finance Program	3.000	02/01/2038	AA-*	980,000	828,894
KY Bond Corporation Finance Program	3.000	02/01/2038	AA-*	1,025,000	878,456
KY Bond Corporation Finance Program	3.000	02/01/2039	AA-*	1,050,000	874,094
KY Bond Corporation Finance Program	3.000	02/01/2040	AA-*	1,030,000	836,154
KY Bond Corporation Finance Program	3.000	02/01/2041	AA-*	1,000,000	788,940
KY Bond Corporation Finance Program	4.375	02/01/2041	AA-*	920,000	899,116
KY Bond Corporation Finance Program	3.000	02/01/2041	AA-*	1,065,000	844,204
KY Bond Corporation Finance Program	4.000	02/01/2041	AA-*	620,000	578,913
KY Bond Corporation Finance Program	3.000	02/01/2042	AA-*	420,000	326,852
KY Bond Corporation Finance Program	4.375	02/01/2043	AA-*	455,000	437,947
KY Bond Corporation Finance Program	3.000	02/01/2043	AA-*	430,000	329,733
KY Bond Corporation Finance Program	3.000	02/01/2044	AA-*	450,000	339,611
KY Bond Corporation Finance Program	4.375	02/01/2047	AA-*	765,000	708,949
KY Bond Corporation Finance Program	3.000	02/01/2047	AA-*	1,100,000	790,526
KY Bond Development	4.000	02/01/2047	AA-*	510,000	440,681
KY State Bond Corporation	4.750	02/01/2045	AA-*	585,000	587,194
KY State Bond Corporation	4.375	02/01/2046	AA-*	475,000	443,460
KY State Bond Corporation	4.750	02/01/2047	AA-*	570,000	560,156
KY State Property & Building #112	5.000	11/01/2028	Aa3	265,000	271,214
KY State Property & Building #112	5.000	02/01/2035	Aa3	8,325,000	8,386,434
KY State Property & Building #112	5.000	02/01/2036	Aa3	7,920,000	7,972,031
KY State Property & Building #115	5.000	04/01/2033	Aa3	4,565,000	4,679,399
KY State Property & Building #115	5.000	04/01/2034	Aa3	13,975,000	14,320,462
KY State Property & Building #115	5.000	04/01/2036	Aa3	14,460,000	14,763,082
KY State Property & Building #117	5.000	05/01/2032	Aa3	3,680,000	3,797,723
KY State Property & Building #117	5.000	05/01/2033	Aa3	3,550,000	3,650,110
KY State Property & Building #117	5.000	05/01/2034	Aa3	5,825,000	5,984,023
KY State Property & Building #117	5.000	05/01/2035	Aa3	5,065,000	5,199,628
KY State Property & Building #117	5.000	05/01/2036	Aa3	5,275,000	5,378,443
KY State Property & Building #119	5.000	05/01/2034	Aa3	725,000	757,473
KY State Property & Building #119	5.000	05/01/2035	Aa3	10,000,000	10,371,000
KY State Property & Building #119	5.000	05/01/2036	Aa3	10,000,000	10,322,000
KY State Property & Building #127	5.000	06/01/2029	Aa3	1,000,000	1,081,110
KY State Property & Building #127	5.250	06/01/2040	Aa3	10,000,000	10,643,000
KY State Property & Building #127	5.250	06/01/2041	Aa3	8,745,000	9,248,100
KY State Property & Building #127	5.250	06/01/2042	Aa3	15,975,000	16,796,275

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2025

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
KY State Property & Building #130	4.000%	11/01/2041	Aa3	$1,500,000	$1,398,990
KY State Property & Building #130	5.000	11/01/2042	Aa3	1,500,000	1,563,540
KY State Property & Building #130	4.000	11/01/2043	Aa3	7,000,000	6,345,710
KY State Property & Building #130	5.250	11/01/2044	Aa3	8,140,000	8,568,978
KY State Property & Building #131	4.000	10/01/2044	Aa3	2,500,000	2,238,750
KY State Property & Building #132	4.125	04/01/2045	Aa3	5,000,000	4,548,250
KY State Property & Building #132	5.000	04/01/2045	Aa3	5,000,000	5,131,650
Louisville & Jefferson County Visitors & Convention Commission	4.000	06/01/2034	Aa3	1,450,000	1,453,857
Paducah KY	4.250	12/01/2044	AA-*	1,915,000	1,780,567
Somerset KY	5.000	06/01/2028	A1	605,000	641,524
Somerset KY	5.000	06/01/2029	A1	380,000	410,233

					204,616,899
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
10.65% of Net Assets
Boyle County KY Educational Facilities Revenue Centre College	5.000	06/01/2037	Baa1	2,865,000	2,891,473
Boyle County KY Educational Facilities Revenue Centre College	5.250	06/01/2043	Baa1	2,000,000	2,076,220
Eastern KY University	5.000	10/01/2026	Aa3	655,000	673,569
Eastern KY University General Receipts	4.500	04/01/2032	Aa3	840,000	840,101
KY Bond Development Corporation Educational Facilities Centre College	4.000	06/01/2029	Baa1	320,000	328,640
KY Bond Development Corporation Educational Facilities Centre College	4.000	06/01/2030	Baa1	170,000	174,893
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2033	Baa1	1,345,000	1,390,663
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2034	Baa1	1,605,000	1,651,433
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2035	Baa1	2,165,000	2,219,818
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2036	Baa1	2,835,000	2,892,692
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2038	Baa1	1,340,000	1,357,728
KY Bond Development Corporation Educational Facilities Centre College	4.000	06/01/2038	Baa1	200,000	192,174
KY Bond Development Corporation Educational Facilities Centre College	3.000	06/01/2039	Baa1	860,000	706,430
KY Bond Development Corporation Educational Facilities Centre College	3.000	06/01/2041	Baa1	1,405,000	1,092,444
KY Bond Development Corporation Educational Facilities Centre College	4.000	06/01/2046	Baa1	2,545,000	2,175,695
KY Bond Development Corporation Educational Facilities Centre College	4.000	06/01/2051	Baa1	4,400,000	3,593,392
KY State Property & Building #116	5.000	10/01/2035	Aa3	4,165,000	4,289,867
KY State Property & Building #116	5.000	10/01/2036	Aa3	2,725,000	2,801,927
Murray KY State University General Receipts	4.000	03/01/2043	Aa3	1,410,000	1,293,929
Murray State University	5.000	03/01/2032	Aa3	2,220,000	2,221,598
Murray State University	3.000	09/01/2037	Aa3	1,310,000	1,146,486
Murray State University	3.000	09/01/2039	Aa3	1,390,000	1,164,153
Murray State University	3.000	09/01/2041	Aa3	1,470,000	1,183,321
University of Kentucky General Receipts	4.000	10/01/2030	Aa2	90,000	90,474
University of Kentucky General Receipts	4.000	10/01/2032	Aa2	750,000	751,733
University of Kentucky General Receipts	4.000	10/01/2036	Aa2	11,160,000	10,970,726
University of Kentucky General Receipts	4.000	10/01/2038	Aa2	10,855,000	10,327,442
University of Kentucky Parking	5.000	04/01/2044	Aa3	1,275,000	1,305,562
University of Kentucky Parking	4.000	10/01/2044	Aa3	1,650,000	1,494,900
University of Kentucky Parking	5.000	04/01/2045	Aa3	1,725,000	1,760,932
University of Louisville	4.000	09/01/2030	Aa3	745,000	766,598
University of Louisville	3.000	09/01/2039	Aa3	1,450,000	1,190,407
University of Louisville	3.000	09/01/2040	Aa3	1,495,000	1,203,131
University of Louisville	3.000	09/01/2042	Aa3	1,575,000	1,201,064
Western KY University	4.000	09/01/2026	Aa3	1,000,000	1,013,570
Western KY University	5.000	09/01/2029	Aa3	750,000	808,043
Western KY University	4.000	09/01/2034	Aa3	575,000	576,081
Western KY University	4.000	09/01/2035	Aa3	595,000	595,179
Western KY University	4.000	09/01/2036	Aa3	620,000	619,417
Western KY University	4.000	09/01/2044	Aa3	2,500,000	2,202,325

					75,236,230

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2025

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PUBLIC FACILITIES REVENUE BONDS
8.48% of Net Assets
Ashland KY	4.000%	11/01/2047	A2	$675,000	$597,227
Bath County KY Public Properties	4.625	06/01/2045	Aa3	1,040,000	1,023,339
Bath County KY Public Properties	4.625	06/01/2046	Aa3	1,090,000	1,072,015
Covington KY	4.000	12/01/2042	A1	955,000	872,861
Covington KY	4.125	12/01/2043	A1	995,000	915,738
Covington KY	4.125	12/01/2044	A1	1,030,000	935,498
Covington KY	4.125	12/01/2045	A1	1,585,000	1,431,350
Covington KY	4.125	12/01/2046	A1	1,665,000	1,492,922
Covington KY	4.000	12/01/2048	A1	2,000,000	1,720,800
Elizabethtown KY	4.000	09/01/2041	Aa2	485,000	448,378
Elizabethtown KY	4.000	09/01/2042	Aa2	710,000	648,706
Elizabethtown KY	4.000	09/01/2044	Aa2	1,510,000	1,342,224
Glasgow KY Park Project	4.000	12/01/2044	A1	1,110,000	1,005,138
Henderson KY	4.000	12/01/2042	Aa3	810,000	733,172
Henderson KY	4.000	12/01/2043	Aa3	840,000	748,003
KY Bond Development	5.000	09/01/2026	A3	1,000,000	1,020,570
KY Bond Development	5.000	09/01/2035	A2	1,275,000	1,315,979
KY Bond Development	5.000	09/01/2036	A2	2,000,000	2,054,680
KY State Certificate of Participation	4.000	04/15/2030	Aa3	1,500,000	1,531,350
KY State Certificate of Participation	4.000	04/15/2031	Aa3	1,350,000	1,377,851
KY State Certificate of Participation	5.000	06/15/2034	Aa3	1,640,000	1,640,164
KY State Certificate of Participation	5.000	04/15/2038	Aa3	5,000,000	5,134,550
KY State Certificate of Participation	5.000	06/15/2038	Aa3	7,535,000	7,535,377
Laurel County KY General Obligation	4.000	05/01/2031	AA*	1,295,000	1,311,667
Laurel County KY General Obligation	4.000	05/01/2034	AA*	1,440,000	1,448,309
Laurel County KY General Obligation	4.000	05/01/2035	AA*	1,495,000	1,500,457
Laurel County KY General Obligation	4.000	05/01/2036	AA*	1,555,000	1,558,203
Laurel County KY General Obligation	4.000	05/01/2037	AA*	1,620,000	1,612,370
Laurel County KY General Obligation	4.000	05/01/2038	AA*	1,680,000	1,655,035
Louisville & Jefferson County Visitors & Convention Commission	4.000	06/01/2029	Aa3	1,000,000	1,007,800
Madison County KY Public Properties Judicial Center	4.125	06/01/2041	Aa3	1,180,000	1,121,024
Marshall County Library	4.000	06/01/2038	Aa3	1,060,000	1,044,195
Richmond KY General Obligation	4.375	06/01/2044	Aa2	1,270,000	1,223,226
River City, Inc. Parking Authority	3.000	12/01/2036	Aa3	835,000	744,127
River City, Inc. Parking Authority	3.000	12/01/2037	Aa3	860,000	733,098
Scott County KY Public Projects	4.000	05/01/2041	Aa3	1,000,000	935,130
Scott County KY Public Projects	4.000	05/01/2042	Aa3	500,000	460,665
Scott County KY Public Projects	4.000	05/01/2043	Aa3	2,415,000	2,212,261
Scott County KY Public Projects	4.250	05/01/2044	Aa3	3,450,000	3,228,472
Taylor County KY Library	4.000	12/01/2044	Aa3	290,000	262,946
Taylor County KY Library	4.000	12/01/2045	Aa3	300,000	270,420
Taylor County KY Library	4.000	12/01/2046	Aa3	315,000	280,722
Taylor County KY Public Courthouse	4.000	09/01/2027	Aa3	700,000	707,882

					59,915,901
HOSPITAL AND HEALTHCARE REVENUE BONDS
6.02% of Net Assets
KY Development Corporation Hospital Facilities—St. Elizabeth	4.000	05/01/2032	AA*	1,810,000	1,817,023
KY Development Corporation Hospital Facilities—St. Elizabeth	4.000	05/01/2035	AA*	1,390,000	1,391,307
KY Development Corporation Hospital Facilities—St. Elizabeth	4.000	05/01/2036	AA*	1,200,000	1,200,240
KY Development Corporation Hospital Facilities—St. Elizabeth	5.000	05/01/2039	AA*	7,185,000	7,231,917
Louisville & Jefferson County Norton Healthcare	5.000	10/01/2033	A*	4,060,000	4,119,316
Louisville & Jefferson County Norton Healthcare	4.000	10/01/2034	A*	580,000	568,104
Louisville & Jefferson County Norton Healthcare	4.000	10/01/2035	A*	3,850,000	3,723,797
Louisville & Jefferson County Norton Healthcare	4.000	10/01/2036	A*	7,005,000	6,697,971
Louisville & Jefferson County Norton Healthcare	5.000	10/01/2042	A*	2,750,000	2,788,775
Louisville & Jefferson County Norton Healthcare	3.000	10/01/2043	A*	4,000,000	2,932,080

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2025

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Warren County KY Hospital	5.000%	04/01/2032	AA-*	$1,200,000	$1,332,492
Warren County KY Hospital	5.000	04/01/2043	AA-*	875,000	895,493
Warren County KY Hospital	5.000	04/01/2044	AA-*	2,685,000	2,730,484
Warren County KY Hospital	5.250	04/01/2049	AA-*	5,000,000	5,087,350

					42,516,349
MUNICIPAL UTILITY REVENUE BONDS
5.37% of Net Assets
Campbell & Kenton Counties Sanitation District #1	4.000	08/01/2031	Aa2	1,000,000	1,006,430
Henderson KY	4.000	06/01/2028	Aa3	385,000	395,245
KY Rural Water Finance Corporation	3.000	02/01/2032	AA-*	240,000	231,072
KY Rural Water Finance Corporation	3.000	02/01/2033	AA-*	370,000	352,288
KY Rural Water Finance Corporation	5.125	02/01/2035	AA-*	295,000	295,015
KY Rural Water Finance Corporation	3.000	08/01/2036	AA-*	285,000	253,992
KY Rural Water Finance Corporation	3.000	08/01/2037	AA-*	280,000	243,312
KY Rural Water Financing Corporation	5.000	08/01/2029	AA-*	595,000	644,480
KY State Association of Counties Finance Corporation	4.000	02/01/2031	AA-*	405,000	410,156
KY State Association of Counties Finance Corporation	4.000	02/01/2033	AA-*	415,000	416,913
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2034	Aa3	4,595,000	4,621,513
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2035	Aa3	4,825,000	4,851,393
Louisville & Jefferson County Metropolitan Sewer	4.000	05/15/2037	Aa3	10,000,000	9,823,300
Murray KY Electric Plant	3.000	12/01/2036	A1	370,000	319,954
Murray KY Electric Plant	3.000	12/01/2037	A1	380,000	320,374
Murray KY Electric Plant	3.000	12/01/2038	A1	395,000	325,587
Murray KY Electric Plant	3.000	12/01/2039	A1	405,000	329,018
Murray KY Electric Plant	3.000	12/01/2040	A1	420,000	337,092
Murray KY Electric Plant	3.000	12/01/2041	A1	430,000	337,318
Murray KY Electric Plant	3.000	12/01/2042	A1	445,000	343,602
Northern KY Water	5.000	02/01/2026	Aa2	815,000	815,049
Owensboro KY Electric Light & Power	4.000	01/01/2031	A3	245,000	247,710
Owensboro KY Electric Light & Power	4.000	01/01/2033	A3	275,000	276,876
Owensboro KY Electric Light & Power	4.000	01/01/2034	A3	305,000	305,882
Owensboro KY Electric Light & Power	4.000	01/01/2035	A3	200,000	200,144
Owensboro KY Electric Light & Power	4.000	01/01/2036	A3	325,000	325,611
Owensboro KY Electric Light & Power	4.000	01/01/2037	A3	410,000	407,757
Owensboro KY Water Revenue	4.000	09/15/2034	A1	2,075,000	2,087,990
Owensboro KY Water Revenue	4.000	09/15/2035	A1	2,155,000	2,161,225
Owensboro KY Water Revenue	4.000	09/15/2037	A1	1,950,000	1,925,781
Owensboro KY Water Revenue	4.000	09/15/2039	A1	2,125,000	1,986,620
Owensboro-Daviess County KY Water	4.000	12/01/2043	A+*	800,000	718,672
Rural Water Financing Agency	5.000	08/01/2030	AA-*	545,000	596,857

					37,914,228
STATE AND LOCAL MORTGAGE/HOUSING REVENUE BONDS
4.84% of Net Assets
KY State Housing Corporation	3.650	07/01/2027	Aaa	660,000	666,098
KY State Housing Corporation	3.750	07/01/2028	Aaa	345,000	350,489
KY State Housing Corporation	3.850	07/01/2029	Aaa	450,000	458,361
KY State Housing Corporation	3.350	07/01/2029	Aaa	305,000	307,163
KY State Housing Corporation	3.400	07/01/2030	Aaa	200,000	200,366
KY State Housing Corporation	4.250	01/01/2034	Aaa	250,000	253,633
KY State Housing Corporation	4.300	07/01/2034	Aaa	325,000	332,901
KY State Housing Corporation	4.350	01/01/2035	Aaa	310,000	310,555
KY State Housing Corporation	4.350	07/01/2035	Aaa	605,000	606,809
KY State Housing Corporation	4.400	07/01/2038	Aaa	3,005,000	2,964,011
KY State Housing Corporation	4.700	07/01/2043	Aaa	3,500,000	3,425,100
KY State Housing Corporation	4.400	07/01/2044	Aaa	2,945,000	2,760,790
KY State Housing Corporation	4.350	07/01/2044	Aaa	1,200,000	1,137,480
KY State Housing Corporation	4.500	07/01/2045	Aaa	4,000,000	3,807,240

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2025

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
KY State Housing Corporation	4.900%	07/01/2045	Aaa	$2,000,000	$1,987,400
KY State Housing Corporation	4.800	07/01/2048	Aaa	5,200,000	5,107,596
KY State Housing Corporation	4.600	07/01/2049	Aaa	4,000,000	3,793,880
KY State Housing Corporation	4.500	07/01/2049	Aaa	2,090,000	1,933,877
KY State Housing Corporation	4.625	07/01/2049	Aaa	4,000,000	3,807,800

					34,211,549
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
2.28% of Net Assets
KY Asset Liability Commission Federal Highway	5.000	09/01/2026	A2	330,000	331,188
KY State Turnpike Authority Economic Development	5.000	07/01/2025	Aa2	300,000	300,018
KY State Turnpike Authority Economic Development	5.000	07/01/2026	Aa2	1,385,000	1,414,916
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2034	Aa2	1,120,000	1,134,202
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2036	Aa2	400,000	410,260
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2037	Aa2	500,000	509,915
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2038	Aa2	1,100,000	1,159,389
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2039	Aa2	3,255,000	3,414,787
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2040	Aa2	2,250,000	2,340,990
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2041	Aa2	3,555,000	3,681,629
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2042	Aa2	1,400,000	1,438,682

					16,135,976
AD VALOREM PROPERTY BONDS
0.45% of Net Assets
Henderson KY	5.000	09/01/2029	Aa3	600,000	649,860
Henderson KY	3.000	09/01/2042	Aa3	845,000	653,379
Henderson KY	3.000	09/01/2043	Aa3	870,000	663,836
Warren County KY General Obligation	4.000	06/01/2035	Aa1	1,175,000	1,181,874

					3,148,949
REFUNDING BONDS
0.39% of Net Assets
Covington KY	4.000	10/01/2040	A1	870,000	811,371
KY Association of Counties	3.000	02/01/2034	AA-*	480,000	439,152
KY Association of Counties	3.000	02/01/2035	AA-*	505,000	453,116
KY Association of Counties	3.000	02/01/2036	AA-*	510,000	447,306
KY State Property & Building #112	5.000	11/01/2026	Aa3	555,000	571,178

					2,722,123
AIRPORT REVENUE BONDS
0.23% of Net Assets
Kenton County Airport	5.000	01/01/2026	A1	500,000	505,505
Kenton County Airport	5.000	01/01/2029	A1	240,000	242,186
Kenton County Airport	5.000	01/01/2034	A1	275,000	289,974
Kenton County Airport	5.000	01/01/2035	A1	300,000	314,511
Kenton County Airport	5.000	01/01/2037	A1	250,000	259,585

					1,611,761
Total Investments 99.46% of Net Assets (cost $734,970,223) (See footnote 6 for further explanation)					$702,802,974

Other assets in excess of liabilities .54%					3,840,102

Net Assets 100%					$706,643,076

#	Ratings by Moody’s Ratings unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
^	When-issued security or extended settlement — see footnote 1(D)

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2025

Other Information

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	702,802,974
Level 3	Significant Unobservable Inputs	—

$702,802,974

The accompanying footnotes are an integral part of the financial statements.

KENTUCKY TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025

ASSETS:
Investments in securities, at fair value (Cost: $734,970,223)		$702,802,974
Cash		2,136,163
Receivable for fund shares sold		244,430
Interest receivable		7,974,690

Total assets		713,158,257
LIABILITIES:
Payable for:
Investments purchased	2,719,171
Distributions to shareholders	2,338,919
Fund shares redeemed	807,513
Investment advisory fee	234,087
Transfer agent fee	70,137
Audit fees	146,302
Custodian fee	44,140
Legal fees	20,961
Trustees fees	13,355
Compliance fees	10,525
Accrued expenses	110,071

Total liabilities		6,515,181

NET ASSETS:
Paid-in capital		764,052,748
Total accumulated loss		(57,409,672)

Total Net Assets		$706,643,076

NET ASSET VALUE, offering price and redemption price per share (101,168,798 shares outstanding; unlimited number of shares authorized; no par value)		$6.98

STATEMENT OF OPERATIONS

For the year ended June 30, 2025

Net investment income:
Interest income	$25,561,412

Expenses:
Investment advisory fee	2,907,238
Transfer agent fee	874,197
Professional fees	313,174
Trustees fees	52,215
Custodian fee	98,780
Registration fees	16,687
Pricing fees	35,708
Other expenses	139,014

Total expenses	4,437,013
Custodian fee reduction (Note 7)	(429)

Net expenses	4,436,584

Net investment income	21,124,828

Realized and unrealized loss on investments:
Net realized loss	(6,200,953)
Net change in unrealized appreciation/depreciation	(15,409,185)

Net realized and unrealized loss on investments	(21,610,138)

Net decrease in net assets resulting from operations	$(485,310)

The accompanying footnotes are an integral part of the financial statements.

KENTUCKY TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2025 and 2024

	2025	2024
Operations:
Net investment income	$21,124,828	$20,574,395
Net realized loss on investments	(6,200,953)	(9,083,428)
Net change in unrealized appreciation/depreciation	(15,409,185)	10,760,471

Net increase/(decrease) in net assets resulting from operations	(485,310)	22,251,438
Total distributions (Note 6)	(21,124,828)	(20,574,395)
Net Fund share transactions (Note 4)	(8,703,159)	(63,541,409)

Total decrease	(30,313,297)	(61,864,366)
Net assets:
Beginning of year	736,956,373	798,820,739

End of year	$706,643,076	$736,956,373

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$7.20	$7.18	$7.20	$8.02	$7.86

Income from investment operations:
Net investment income	0.21	0.19	0.19	0.18	0.20
Net gains/(losses) on investments (c)	(0.22)	0.02	(0.02)	(0.82)	0.16

Total from investment operations	(0.01)	0.21	0.17	(0.64)	0.36
Less distributions:
Distributions from net investment income	(0.21)	(0.19)	(0.19)	(0.18)	(0.20)
Distributions from capital gains	0.00	0.00	0.00	0.00 (b)	0.00 (b)

Total distributions	(0.21)	(0.19)	(0.19)	(0.18)	(0.20)

Net asset value, end of year	$6.98	$7.20	$7.18	$7.20	$8.02

Total return	(0.18)%	3.03%	2.35%	(8.11)%	4.63%
Net assets, end of year (in thousands)	$706,643	$736,956	$798,821	$860,282	$1,008,379
Ratio of net expenses to average net assets (a)	0.61%	0.62%	0.60%	0.56%	0.56%
Ratio of gross expenses to average net assets	0.61%	0.62%	0.60%	0.56%	0.56%
Ratio of net investment income to average net assets	2.92%	2.70%	2.59%	2.31%	2.46%
Portfolio turnover	18.92%	14.50%	10.67%	14.39%	5.92%

(a)	Percentages are after custodian expense reduction for which no recovery will be sought.
(b)	Rounds to less than $0.01.
(c)	Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — MISSISSIPPI TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds

June 30, 2025

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
SCHOOL IMPROVEMENT BONDS
22.09% of Net Assets
Canton MS Public School District Certificate of Participation	5.250%	01/01/2045	A1	$100,000	$104,488
Mississippi State	4.000	10/01/2039	Aa2	200,000	192,200
MS Development Bank Special Obligation Meridian Schools	4.000	04/01/2039	A2	100,000	95,900
MS Development Bank Special Obligation Rankin School District	4.000	06/01/2033	AA*	90,000	90,527
MS Development Bank Special Obligation Rankin School District	5.000	06/01/2037	AA*	200,000	208,657
MS Development Bank Special Obligation Rankin School District	4.000	06/01/2038	AA*	100,000	96,566
MS Development Bank Special Obligation Rankin School District	5.000	06/01/2040	AA*	100,000	102,714
MS Development Bank Special Obligation Vicksburg Warren School District	5.500	03/01/2038	AA*	100,000	105,276

					996,328
PUBLIC FACILITIES REVENUE BONDS
18.64% of Net Assets
MS Alcoholic Beverage Control Revenue	4.000	10/01/2045	Aa2	100,000	89,585
MS Alcoholic Beverage Control Revenue	5.000	10/01/2049	Aa2	100,000	101,622
MS Development Bank Special Obligation Dept of Corrections-Walnut Grove	5.000	08/01/2027	AA-*	200,000	207,820
MS Development Bank Special Obligation Lauderdale Correctional Facilities	4.000	03/01/2037	Aa3	100,000	97,444
MS Development Bank Special Obligation Tupelo	4.000	07/01/2037	Aa2	100,000	99,059
MS Development Bank Special Obligation Vicksburg Sports Complex	5.000	07/01/2048	A2	245,000	245,404

					840,934
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
17.84% of Net Assets
Mississippi State Gaming Tax Revenue	5.000	10/15/2035	A1	125,000	125,244
MS Development Bank Special Obligation Brandon Public Improvement	4.000	08/01/2034	AA*	200,000	200,183
MS Development Bank Special Obligation Olive Branch Public Improvement	4.000	06/01/2044	Aa2	225,000	205,133
MS Development Bank Special Obligation Tupelo Public Improvement	4.000	09/01/2044	Aa2	125,000	113,575
Pearl MS	4.750	09/01/2038	A3	155,000	160,510

					804,645
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
15.98% of Net Assets
Alcorn MS State University Educational Building Corporation	4.000	09/01/2035	Aa2	100,000	99,253
MS Development Bank Special Obligation Gulf Coast Community Project	4.000	12/01/2034	AA-*	300,000	300,486
MS State University Educational Building Corporation	4.000	08/01/2043	Aa2	125,000	114,558
University of MS Educational Building Corporation	5.000	10/01/2036	Aa2	100,000	108,000
University of MS Educational Building Corporation	4.000	10/01/2037	Aa2	100,000	98,660

					720,957
STATE AND LOCAL MORTGAGE/HOUSING REVENUE BONDS
13.49% of Net Assets
Mississippi State Home Corporation	4.400	12/01/2043	Aa1	350,000	335,062
Mississippi State Home Corporation	4.375	12/01/2044	Aa1	150,000	142,547
Mississippi State Home Corporation	4.050	12/01/2047	Aa1	150,000	130,914

					608,523
LEASE REVENUE BONDS
4.92% of Net Assets
Warren County MS Certificate of Participation	6.000	09/01/2042	Aa3	100,000	110,873
Warren County MS Certificate of Participation	6.000	09/01/2043	Aa3	100,000	110,946

					221,819

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — MISSISSIPPI TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds

June 30, 2025

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
HOSPITAL AND HEALTHCARE REVENUE BONDS
3.68% of Net Assets
Medical Center Educational Building Corporation University of Mississippi	5.000%	06/01/2042	Aa2	$165,000	$165,893

Total Investments 96.64% of Net Assets (cost $4,476,175) (See footnote 6 for further explanation)					$4,359,099

Other assets in excess of liabilities 3.36%					151,645

Net Assets 100%					$4,510,744

#	Ratings by Moody’s Ratings unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated

Other Information

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	4,359,099
Level 3	Significant Unobservable Inputs	—

$4,359,099

The accompanying footnotes are an integral part of the financial statements.

MISSISSIPPI TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025

ASSETS:
Investments in securities, at fair value (Cost: $4,476,175)		$4,359,099
Cash		128,266
Interest receivable		47,644

Total assets		4,535,009
LIABILITIES:
Payable for:
Distributions to shareholders	10,229
Fund shares redeemed	2,859
Net investment advisory fee	130
Transfer agent fee	2,131
Pricing fees	1,611
Audit fees	1,319
Postage expense	1,073
Trustee fees	627
Custodian fee	84
Accrued expenses	4,202

Total liabilities		24,265

NET ASSETS:
Paid-in capital		5,207,945
Total accumulated loss		(697,201)

Total Net Assets		$4,510,744

NET ASSET VALUE, offering price and redemption price per share (420,050 shares outstanding; unlimited number of shares authorized; no par value)		$10.74

STATEMENT OF OPERATIONS

For the year ended June 30, 2025

Net investment income:
Interest income	$196,057

Expenses:
Investment advisory fee	25,941
Transfer agent fee	7,783
Registration fees	9,837
Custodian fee	6,461
Pricing fees	4,376
Professional fees	2,522
Trustees fees	490
Other expenses	1,287

Total expenses	58,697
Fees waived by Adviser (Note 2)	(22,505)
Custodian fee reduction (Note 7)	(28)

Net expenses	36,164

Net investment income	159,893

Realized and unrealized loss on investments:
Net realized loss	(90,600)
Net change in unrealized appreciation/depreciation	(64,383)

Net realized and unrealized loss on investments	(154,983)

Net increase in net assets resulting from operations	$4,910

The accompanying footnotes are an integral part of the financial statements.

MISSISSIPPI TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2025 and 2024

	2025	2024
Operations:
Net investment income	$159,893	$246,168
Net realized loss on investments	(90,600)	(55,121)
Net change in unrealized appreciation/depreciation	(64,383)	62,058

Net increase in net assets resulting from operations	4,910	253,105
Total distributions (Note 6)	(159,893)	(246,168)
Net Fund share transactions (Note 4)	(4,941,021)	1,177,746

Total increase/(decrease)	(5,096,004)	1,184,683
Net assets:
Beginning of year	9,606,748	8,422,065

End of year	$4,510,744	$9,606,748

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$11.07	$11.08	$11.22	$12.40	$12.37

Income from investment operations:
Net investment income	0.34	0.29	0.26	0.25	0.27
Net gains/(losses) on investments (c)	(0.33)	(0.01)	(0.14)	(1.16)	0.05

Total from investment operations	0.01	0.28	0.12	(0.91)	0.32
Less distributions:
Distributions from net investment income	(0.34)	(0.29)	(0.26)	(0.25)	(0.27)
Distributions from capital gains	0.00	0.00	0.00 (b)	(0.02)	(0.02)

Total distributions	(0.34)	(0.29)	(0.26)	(0.27)	(0.29)

Net asset value, end of year	$10.74	$11.07	$11.08	$11.22	$12.40

Total return	0.08%	2.60%	1.16%	(7.46)%	2.68%
Net assets, end of year (in thousands)	$4,511	$9,607	$8,422	$10,030	$11,412
Ratio of net expenses to average net assets (a)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of gross expenses to average net assets	1.13%	0.96%	1.06%	0.96%	0.96%
Ratio of net investment income to average net assets	3.09%	2.65%	2.38%	2.06%	2.21%
Portfolio turnover	10.08%	17.87%	22.86%	9.15%	8.85%

(a)	Percentages are after voluntary expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Rounds to less than $0.01.
(c)	Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

June 30, 2025

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
20.17% of Net Assets
Buncombe County NC Metropolitan Sewer District	5.000%	07/01/2039	Aaa	$550,000	$550,000
Cary NC Combined Enterprise System	4.000	12/01/2028	Aaa	250,000	250,933
Cary NC Combined Enterprise System	4.000	12/01/2042	Aaa	750,000	716,385
Clayton NC Water & Sewer Revenue	5.000	08/01/2040	Aa3	700,000	741,468
Durham NC Utility System Revenue	4.000	08/01/2044	Aa1	250,000	235,318
Fuquay-Varina NC Combined Utilities	4.000	06/01/2045	Aa2	740,000	676,138
Fuquay-Varina NC Combined Utilities Revenue	5.000	04/01/2040	Aa2	1,000,000	1,005,880
Fuquay-Varina NC Combined Utilities Revenue	4.000	06/01/2043	Aa2	1,000,000	934,230
Fuquay-Varina NC Combined Utilities Revenue	4.000	02/01/2044	Aa2	1,000,000	923,190
Fuquay-Varina NC Combined Utilities Revenue	4.125	06/01/2049	Aa2	1,000,000	904,560
Gastonia NC Combined Utilities System Revenue	5.000	05/01/2035	Aa2	250,000	250,020
Greensboro NC Enterprise System Revenue	4.000	06/01/2047	Aa1	355,000	321,666
Greenville NC Combined Enterprise System Revenue	5.000	08/01/2044	Aa1	905,000	922,023
Greenville NC Utilities Commision	4.125	12/01/2043	Aa1	460,000	435,781
Greenville NC Utilities Commission Combined Enterprise	5.000	09/01/2049	Aa1	1,250,000	1,289,150
Holly Springs NC Enterprise System Revenue	4.000	11/01/2044	Aa2	1,165,000	1,078,872
Johnston County NC Water & Sewer Revenue	4.000	04/01/2043	Aa2	300,000	279,342
Johnston County NC Water & Sewer Revenue	4.000	04/01/2044	Aa2	500,000	463,740
Lincoln County NC Enterprise System Revenue	3.000	08/01/2038	AA*	160,000	137,170
Lincoln County NC Enterprise System Revenue	3.000	08/01/2039	AA*	340,000	281,863
Lincoln County NC Enterprise System Revenue	3.000	08/01/2040	AA*	265,000	214,700
Lincoln County NC Enterprise System Revenue	3.000	08/01/2041	AA*	240,000	189,876
Martin County NC Limited Obligation Water and Sewer District	4.750	06/01/2034	A2	1,150,000	1,150,081
Mebane NC Combined Utilities Revenue	4.000	08/01/2044	Aa3	500,000	456,790
Monroe NC Limited Obligation	5.000	03/01/2028	Aa3	95,000	96,328
Monroe NC Limited Obligation	5.000	03/01/2029	Aa3	195,000	197,453
NC Municipal Power Agency #1 Catawba Electric	5.000	01/01/2028	A*	125,000	126,070
NC Municipal Power Agency #1 Catawba Electric	5.000	01/01/2032	A*	500,000	503,805
Onslow NC Water & Sewer Authority Combined Enterprises	4.000	12/01/2049	Aa3	375,000	324,825
Pender County NC Limited Obligation	3.000	06/01/2038	Aa3	490,000	412,551
Pender County NC Limited Obligation	3.000	06/01/2045	Aa3	500,000	361,530
Salisbury NC Enterprise System Revenue	5.000	02/01/2045	AA-*	540,000	547,258
Sampson County NC Water & Sewer District	5.000	06/01/2037	A1	920,000	920,037
Sanford NC Enterprise System Revenue	4.000	06/01/2043	Aa3	295,000	272,866
Sanford NC Enterprise System Revenue	4.000	06/01/2044	Aa3	280,000	255,934
Sanford NC Enterprise System Revenue	4.000	06/01/2044	Aa3	330,000	301,637
Sanford NC Enterprise System Revenue	4.000	06/01/2045	Aa3	230,000	207,658
Union County NC Enterprise System Revenue	4.000	06/01/2044	Aa2	1,335,000	1,237,676
Union County NC Enterprise System Revenue	3.000	06/01/2051	Aa2	250,000	173,285
Wake County NC Industrial Facilities & Pollution Control Duke Energy	4.000	06/01/2041	Aa3	1,260,000	1,199,923
Warren County NC Limited Obligation	5.000	06/01/2027	A1	160,000	160,147
Wilmington NC Storm Water Revenue	5.000	06/01/2035	Aa2	500,000	500,065

					22,208,224
SCHOOL IMPROVEMENT BONDS
19.24% of Net Assets
Alamance County NC	4.000	05/01/2041	Aa1	635,000	612,546
Alamance County NC	4.000	05/01/2042	Aa1	305,000	291,986
Ashe NC	4.125	06/01/2044	Aa3	650,000	604,247
Brunswick County NC Limited Obligation	5.000	06/01/2030	Aa1	250,000	250,188
Brunswick County NC Limited Obligation	5.000	06/01/2031	Aa1	250,000	250,185
Buncombe County NC Limited Obligation	4.000	06/01/2036	Aa1	125,000	126,053
Buncombe County NC Limited Obligation	5.000	06/01/2044	Aa1	250,000	260,398
Cabarrus County NC Limited Obligation	4.000	06/01/2034	Aa1	795,000	799,651
Cabarrus County NC Limited Obligation	4.000	06/01/2035	Aa1	1,650,000	1,656,320
Catawba County NC Limited Obligation	4.000	04/01/2042	Aa2	420,000	394,510
Catawba County NC Limited Obligation	4.000	04/01/2043	Aa2	320,000	296,493

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

June 30, 2025

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Chatham County NC Limited Obligation	4.000%	11/01/2036	Aa2	$750,000	$750,668
Chatham County NC Limited Obligation	4.000	11/01/2037	Aa2	2,000,000	1,974,976
Duplin County NC	5.000	04/01/2027	A1	100,000	101,413
Harnett County NC Limited Obligation	4.250	04/01/2044	Aa3	650,000	611,449
Henderson County NC Limited Obligation	4.000	06/01/2034	Aa2	200,000	201,972
Macon County NC Limited Obligation	4.000	10/01/2043	Aa3	500,000	463,775
Macon County NC Limited Obligation	4.000	10/01/2044	Aa3	500,000	458,325
Onslow County NC Limited Obligation	5.000	06/01/2033	Aa2	500,000	500,510
Orange County NC Limited Obligation	5.000	10/01/2042	Aa1	250,000	264,370
Pender County NC	4.000	03/01/2045	Aa2	1,050,000	965,139
Pitt County NC Limited Obligation	4.000	04/01/2031	Aa2	500,000	503,200
Pitt County NC Limited Obligation	4.000	04/01/2034	Aa2	550,000	551,645
Randolph County NC Limited Obligation	5.000	10/01/2025	Aa3	250,000	251,418
Randolph County NC Limited Obligation	3.000	10/01/2036	Aa3	325,000	286,806
Rutherford County NC Limited Obligation	5.000	03/01/2029	A1	175,000	188,330
Sampson County NC Limited Obligation	5.000	12/01/2033	A1	975,000	980,626
Sampson County NC Limited Obligation	5.000	09/01/2040	A1	1,750,000	1,766,711
Scotland County NC	5.000	12/01/2025	A*	270,000	272,133
Scotland County NC	5.000	12/01/2026	A*	50,000	51,386
Scotland County NC	5.000	12/01/2027	A*	140,000	146,251
Scotland County NC	4.500	12/01/2036	A*	1,170,000	1,177,323
Surry County NC Limited Obligation	4.000	06/01/2036	Aa3	590,000	584,832
Surry County NC Limited Obligation	4.000	06/01/2037	Aa3	730,000	715,057
Wayne County NC	4.000	06/01/2034	Aa3	1,500,000	1,504,920
Wilkes County NC Limited Obligation	5.000	06/01/2031	A1	350,000	350,070

					21,165,882
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
14.39% of Net Assets
Appalachian NC State University	4.000	10/01/2030	Aa3	200,000	203,094
Appalachian NC State University	4.000	05/01/2033	A1	500,000	504,250
Appalachian NC State University	5.000	05/01/2036	A1	1,000,000	1,033,560
Iredell County NC Community College	5.000	04/01/2026	Aaa	225,000	225,135
Iredell County NC Community College	5.000	04/01/2027	Aaa	325,000	325,458
NC State University at Raleigh	4.000	10/01/2045	Aa1	590,000	540,003
Pitt County NC Limited Obligation	5.000	04/01/2027	Aa2	495,000	507,736
Scotland County NC	5.000	12/01/2033	A*	250,000	258,210
University of NC at Charlotte Board of Governors	4.000	10/01/2037	Aa3	750,000	748,523
University of NC at Charlotte Board of Governors	5.000	10/01/2042	Aa3	250,000	253,810
University of NC Charlotte	4.000	10/01/2035	Aa3	250,000	250,630
University of NC Charlotte	4.000	10/01/2036	Aa3	250,000	249,988
University of NC Greensboro	5.000	04/01/2026	Aa3	400,000	406,432
University of NC Greensboro	4.000	04/01/2035	Aa3	750,000	752,100
University of NC Greensboro	4.000	04/01/2036	Aa3	500,000	500,620
University of NC Greensboro	5.000	04/01/2038	Aa3	425,000	437,291
University of NC Wilmington	4.000	06/01/2029	A1	750,000	755,715
University of NC Wilmington	4.000	04/01/2038	Aa3	405,000	402,979
University of NC Wilmington	4.000	04/01/2039	Aa3	1,380,000	1,356,982
University of NC Wilmington Limited Obligation	4.000	06/01/2030	A1	200,000	201,036
University of NC Wilmington Limited Obligation	5.000	06/01/2033	A1	550,000	550,088
University of NC Wilmington Limited Obligation	4.000	06/01/2034	A1	500,000	499,985
University of North Carolina	5.000	10/01/2033	A1	30,000	30,002
University of North Carolina at Wilmington	5.000	10/01/2026	Aa3	300,000	307,944
Western Carolina NC University	5.000	10/01/2025	Aa3	225,000	226,217
Western Carolina NC University	5.000	06/01/2027	AA*	250,000	254,403
Western Carolina NC University	5.000	10/01/2035	Aa3	1,000,000	1,035,530
Western Carolina NC University	5.000	10/01/2043	Aa3	1,000,000	1,008,620
Western Carolina NC University	4.375	04/01/2045	Aa3	600,000	587,910
Western Carolina NC University	5.000	10/01/2045	Aa3	825,000	826,856
Western Carolina NC University	4.500	04/01/2048	Aa3	600,000	587,406

					15,828,513

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

June 30, 2025

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PUBLIC FACILITIES REVENUE BONDS
9.67% of Net Assets
Charlotte NC Certificate of Participation	4.000%	06/01/2037	Aa2	$250,000	$248,820
Charlotte NC Certificate of Participation Convention Facility Project	4.000	06/01/2039	Aa2	1,000,000	968,790
Concord NC Limited Obligation	4.000	06/01/2044	Aa1	300,000	278,130
Durham NC Limited Obligation	4.000	04/01/2036	Aa1	1,000,000	1,002,280
Henderson County NC Limited Obligation	5.000	10/01/2030	Aa2	250,000	251,118
Henderson County NC Limited Obligation	5.000	10/01/2031	Aa2	500,000	502,105
Holly Springs NC Limited Obligation	4.125	10/01/2041	Aa1	500,000	488,100
Holly Springs NC Limited Obligation	4.250	10/01/2043	Aa1	365,000	351,937
Kannapolis NC Limited Obligation	5.000	04/01/2032	Aa3	500,000	500,040
Mecklenburg County NC Limited Obligation	4.000	02/01/2043	Aa1	500,000	467,515
Monroe NC Limited Obligation	5.000	04/01/2026	AA*	265,000	269,661
Moore County NC	3.000	06/01/2039	Aa2	350,000	294,501
New Hanover County NC Limited Obligation	4.000	10/01/2044	Aa1	1,080,000	997,758
Pender County NC Limited Obligation	4.000	04/01/2044	Aa3	1,000,000	913,330
Person County NC Limited Obligation	4.000	12/01/2044	Aa3	1,000,000	918,640
Surry County NC Limited Obligation	3.000	10/01/2038	Aa3	395,000	331,389
Surry County NC Limited Obligation	3.000	10/01/2041	Aa3	1,135,000	890,872
Thomasville NC Revenue	4.000	05/01/2036	Aa3	500,000	495,640
Wilson City NC	4.000	10/01/2042	Aa2	500,000	470,770

					10,641,396
STATE AND LOCAL MORTGAGE/HOUSING REVENUE BONDS
7.65% of Net Assets
NC Housing Finance Agency Homeownership Revenue	4.000	07/01/2039	Aa1	425,000	400,988
NC Housing Finance Agency Homeownership Revenue	4.350	01/01/2044	Aa1	1,000,000	942,880
NC Housing Finance Agency Homeownership Revenue	4.375	07/01/2044	Aa1	2,460,000	2,315,992
NC State Housing Finance Agency	4.900	07/01/2043	Aa1	1,500,000	1,518,615
NC State Housing Finance Agency	4.350	07/01/2043	Aa1	870,000	850,860
NC State Housing Finance Agency	5.000	07/01/2046	Aa1	2,395,000	2,382,665

					8,412,000
HOSPITAL AND HEALTHCARE REVENUE BONDS
6.58% of Net Assets
Charlotte Mecklenburg NC Hospital Authority Atrium Health	5.000	01/15/2036	Aa3	590,000	617,229
Charlotte Mecklenburg NC Hospital Healthcare System	5.000	01/15/2039	Aa3	1,500,000	1,501,605
Charlotte Mecklenburg NC Hospital Revenue	5.000	01/15/2027	Aa3	170,000	175,603
NC State Medical Care Commission Health Care Facilities Rex Hospital	5.000	07/01/2033	A2	750,000	750,278
NC State Medical Care Commission Health Care Facilities Rex Hospital	4.000	07/01/2040	A2	1,000,000	941,710
NC State Medical Care Commission Health Care Facilities Vidant Health	5.000	06/01/2040	A2	1,385,000	1,385,041
NC State Medical Care Commission Heath Care Facilities Duke University	4.000	06/01/2042	Aa3	1,060,000	978,697
NC State Medical Care Commission Rex Healthcare	4.000	07/01/2049	A2	1,000,000	893,270

					7,243,433
REFUNDING BONDS
6.01% of Net Assets
Asheville NC Limited Obligation	3.000	04/01/2041	Aa1	250,000	202,333
Charlotte NC Certificate of Participation	5.000	12/01/2025	Aa2	100,000	100,941
Charlotte NC Certificate of Participation	5.000	06/01/2033	Aa1	840,000	840,840
Charlotte NC Certificate of Participation	5.000	06/01/2034	Aa1	750,000	750,120
Durham County NC	4.000	06/01/2036	Aaa	225,000	226,537
Monroe NC Limited Obligation	4.000	03/01/2033	Aa3	255,000	255,324
Monroe NC Limited Obligation	5.000	03/01/2039	Aa3	1,250,000	1,258,762
North Carolina State Limited Obligation	5.000	05/01/2028	Aa1	125,000	129,906
Raleigh NC	4.000	04/01/2043	Aaa	695,000	665,094
Rockingham County NC Limited Obligation	4.500	04/01/2032	Aa3	500,000	500,050
Sampson County NC Limited Obligation	5.000	09/01/2026	A1	210,000	214,904
Sampson County NC Limited Obligation	4.000	09/01/2036	A1	1,000,000	978,780
Sampson County NC Limited Obligation	4.000	09/01/2037	A1	500,000	483,574

					6,607,165

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

June 30, 2025

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
5.17% of Net Assets
Fuquay-Varina NC	5.000%	08/01/2025	Aaa	$250,000	$250,505
Fuquay-Varina NC	4.000	08/01/2042	Aaa	500,000	479,625
Greensboro NC Limited Obligation	4.000	10/01/2044	Aa1	500,000	461,925
Greenville NC Limited Obligation	4.250	03/01/2045	AA-*	500,000	465,820
Mecklenburg County NC Limited Obligation	4.000	02/01/2044	Aa1	1,195,000	1,108,853
Rocky Mount NC Special Obligation	4.500	05/01/2032	Aa2	1,500,000	1,511,820
Wilmington NC Limited Obligation	3.000	06/01/2041	Aa1	370,000	298,919
Winston Salem NC	4.000	06/01/2043	Aaa	1,165,000	1,106,226

					5,683,693
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
4.34% of Net Assets
NC State Turnpike Authority	5.000	01/01/2036	AA*	500,000	519,005
NC State Turnpike Authority	5.000	01/01/2038	AA*	2,415,000	2,491,604
NC State Turnpike Authority	5.000	01/01/2049	AA*	500,000	500,200
NC State Turnpike Authority Triangle Expressway	4.000	01/01/2039	Aa1	500,000	492,305
North Carolina State Grant Anticipation Revenue	5.000	03/01/2029	Aa3	200,000	215,742
North Carolina State Grant Anticipation Revenue	5.000	03/01/2029	Aa3	20,000	21,574
North Carolina State Limited Obligation	5.000	05/01/2029	Aa1	225,000	244,159
North Carolina Turnpike Authority	5.000	01/01/2029	A1	285,000	293,017

					4,777,606
AIRPORT REVENUE BONDS
3.35% of Net Assets
Charlotte NC Aiport Revenue	5.000	07/01/2044	Aa3	250,000	259,343
Charlotte NC Airport Revenue	4.000	07/01/2032	Aa3	100,000	100,766
Charlotte NC Airport Revenue	5.000	07/01/2045	Aa3	500,000	520,365
Charlotte NC Douglas International Airport	5.000	07/01/2036	Aa3	250,000	256,120
Charlotte NC Douglas International Airport	4.000	07/01/2036	Aa3	500,000	500,765
Charlotte NC Douglas International Airport	5.000	07/01/2037	Aa3	700,000	714,287
Charlotte NC Douglas International Airport	5.000	07/01/2042	Aa3	1,325,000	1,336,792

					3,688,438
PREREFUNDED BONDS
2.30% of Net Assets
Charlotte NC Certificate of Participation	4.000	12/01/2034	Aa1	290,000	291,505
NC State Capital Facilities Duke University	5.000	10/01/2041	Aa1	500,000	502,770
New Hanover County NC Hospital Revenue New Hanover Regional Medical	5.000	10/01/2034	NR	1,500,000	1,575,525
New Hanover NC Hospital Revenue	5.000	10/01/2028	NR	150,000	157,520

					2,527,320
LEASE REVENUE BONDS
0.10% of Net Assets
New Hanover County NC Limitied Obligation	5.000	06/01/2029	Aa1	100,000	108,575

Total Investments 98.97% of Net Assets (cost $113,553,917) (See footnote 6 for further explanation)					$108,892,245

Other assets in excess of liabilities 1.03%					1,128,194

Net Assets 100%					$110,020,439

#	Ratings by Moody’s Ratings unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

June 30, 2025

Other Information

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	108,892,245
Level 3	Significant Unobservable Inputs	—

$108,892,245

The accompanying footnotes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025

ASSETS:
Investments in securities, at fair value (Cost: $113,553,917)		$108,892,245
Cash		372,784
Interest receivable		1,251,753

Total assets		110,516,782
LIABILITIES:
Payable for:
Distributions to shareholders	214,017
Fund shares redeemed	154,468
Net investment advisory fee	42,099
Transfer agent fee	22,000
Audit fees	17,090
Registraton fees	8,771
Trustees fees	7,847
Custodian fee	3,465
Accrued expenses	26,586

Total liabilities		496,343

NET ASSETS:
Paid-in capital		121,487,106
Total accumulated loss		(11,466,667)

Total Net Assets		$110,020,439

NET ASSET VALUE, offering price and redemption price per share (10,528,980 shares outstanding; unlimited number of shares authorized; no par value)		$10.45

STATEMENT OF OPERATIONS

For the year ended June 30, 2025

Net investment income:
Interest income	$3,853,973

Expenses:
Investment advisory fee	548,003
Transfer agent fee	138,801
Professional fees	47,747
Registration fees	12,261
Trustees fees	8,028
Custodian fee	22,580
Pricing fees	17,893
Other expenses	22,721

Total expenses	818,034
Fees waived by Adviser (Note 2)	(43,023)
Custodian fee reduction (Note 7)	(98)

Net expenses	774,913

Net investment income	3,079,060

Realized and unrealized loss on investments:
Net realized loss	(1,283,171)
Net change in unrealized appreciation/depreciation	(1,611,529)

Net realized and unrealized loss on investments	(2,894,700)

Net increase in net assets resulting from operations	$184,360

The accompanying footnotes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2025 and 2024

	2025	2024
Operations:
Net investment income	$3,079,060	$2,888,338
Net realized loss on investments	(1,283,171)	(1,932,293)
Net change in unrealized appreciation/depreciation	(1,611,529)	2,228,140

Net increase in net assets resulting from operations	184,360	3,184,185
Total distributions (Note 6)	(3,079,060)	(2,888,338)
Net Fund share transactions (Note 4)	(2,459,327)	(4,983,747)

Total decrease	(5,354,027)	(4,687,900)
Net assets:
Beginning of year	115,374,466	120,062,366

End of year	$110,020,439	$115,374,466

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$10.74	$10.70	$10.74	$12.05	$11.93

Income from investment operations:
Net investment income	0.30	0.26	0.25	0.24	0.25
Net gains/(losses) on investments (b)	(0.29)	0.04	(0.04)	(1.31)	0.12

Total from investment operations	0.01	0.30	0.21	(1.07)	0.37
Less distributions:
Distributions from net investment income	(0.30)	(0.26)	(0.25)	(0.24)	(0.25)

Net asset value, end of year	$10.45	$10.74	$10.70	$10.74	$12.05

Total return	0.05%	2.89%	2.00%	(9.01)%	3.12%
Net assets, end of year (in thousands)	$110,020	$115,374	$120,062	$134,429	$163,069
Ratio of net expenses to average net assets (a)	0.70%	0.70%	0.70%	0.68%	0.68%
Ratio of gross expenses to average net assets	0.74%	0.76%	0.75%	0.68%	0.68%
Ratio of net investment income to average net assets	2.78%	2.47%	2.34%	2.05%	2.07%
Portfolio turnover	23.38%	11.99%	3.74%	6.57%	7.79%

(a)	Percentages are after voluntary expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

June 30, 2025

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
49.06% of Net Assets
Chattanooga TN Electric Revenue	5.000%	09/01/2035	AA-*	$250,000	$250,800
Clarksville TN Electric System Revenue	4.250	09/01/2040	Aa2	475,000	471,827
Clarksville TN Public Building Authority Revenue	4.500	02/01/2043	AA-*	630,000	613,538
Columbia TN	4.000	12/01/2043	AA+*	1,000,000	929,510
Columbia TN	4.000	12/01/2050	AA+*	750,000	655,425
Dickson TN Electric Systems Revenue	5.000	07/01/2043	Aa3	1,000,000	1,029,960
Eastside TN Utility District Hamilton County Waterworks	4.000	05/01/2045	AA*	500,000	456,950
Franklin TN Water & Sewer System Revenue	4.000	02/01/2036	Aa2	250,000	250,145
Gallatin TN Electric	4.000	07/01/2043	Aa3	785,000	719,641
Gallatin TN Gas System Revenue	4.000	01/01/2042	AA-*	1,155,000	1,072,937
Hallsdale-Powell TN Utility District	4.000	04/01/2028	AA*	255,000	256,533
Hallsdale-Powell TN Utility District	4.000	04/01/2039	AA*	700,000	686,882
Hallsdale-Powell TN Utility District Knox County Water & Sewer	4.000	04/01/2035	AA*	315,000	315,706
Hallsdale-Powell TN Utility District Knox County Water & Sewer	4.000	04/01/2038	AA*	1,000,000	979,390
Harpeth Valley TN Utilities District	4.000	09/01/2043	AA+*	1,105,000	1,004,821
Harpeth Valley TN Utilities District Davidson & Williamson Counties	4.000	09/01/2039	AA+*	500,000	482,635
Harriman TN	5.000	06/01/2028	AA*	100,000	106,008
Jackson TN Energy Authority Gas System	5.000	06/01/2028	Aa2	150,000	150,129
Knox Chapman TN Utility District	4.000	01/01/2043	AA-*	535,000	495,480
Knox County TN	4.000	06/01/2043	Aa1	500,000	465,955
Knoxville TN Electric	4.000	07/01/2041	Aa2	750,000	710,010
Knoxville TN Electric	4.000	07/01/2044	Aa2	670,000	614,651
Lafollette TN Electric Systems	5.000	06/01/2045	A1	235,000	236,819
Lexington TN Electric Revenue	4.000	08/01/2044	Aa3	500,000	452,680
Loudon TN Water & Sewer	5.000	03/01/2039	A+*	290,000	303,705
Loudon TN Water & Sewer	5.000	03/01/2040	A+*	355,000	369,186
Loudon TN Water & Sewer	5.000	03/01/2041	A+*	425,000	439,187
Loudon TN Water & Sewer	4.000	03/01/2044	AA*	1,000,000	912,410
Marshall County TN Water Revenue	5.000	06/01/2040	AA*	275,000	287,469
Maryville TN	4.000	06/01/2029	Aa2	250,000	251,905
Memphis TN Gas System Revenue	4.000	12/01/2034	Aa1	775,000	777,317
Memphis TN Gas System Revenue	4.000	12/01/2037	Aa1	1,310,000	1,286,052
Metropolitan Government Nashville & Davidson County TN Electric	5.000	05/15/2031	AA-*	100,000	103,413
Metropolitan Government Nashville & Davidson County TN Water & Sewer	5.000	07/01/2025	Aa2	135,000	135,008
Metropolitan Government Nashville & Davidson County TN Water & Sewer	4.000	07/01/2046	Aa2	1,000,000	903,480
Portland TN Water & Sewer	4.000	04/01/2037	A*	900,000	863,199
Portland TN Water & Sewer	4.000	04/01/2040	AA*	750,000	707,528
Pulaski TN Electric Revenue	4.000	06/01/2042	Aa3	500,000	463,865
Springfield TN	5.000	06/01/2027	Aa2	245,000	255,748
Watauga River Regional Water Authority TN Waterworks	4.000	07/01/2037	A*	1,270,000	1,242,720
West Knoxville TN Utility District Knox County Water & Sewer Revenue	4.000	06/01/2046	AA+*	1,000,000	898,760
West Wilson TN Utility District Waterworks	5.000	06/01/2042	AA*	500,000	520,740
West Wilson TN Utility District Waterworks	5.000	06/01/2045	AA*	500,000	500,000

					24,630,124
SCHOOL IMPROVEMENT BONDS
9.75% of Net Assets
Bedford County TN	4.000	04/01/2027	AA*	75,000	75,551
Collierville TN	4.000	01/01/2046	Aaa	1,000,000	914,680
Decatur County TN	4.000	05/01/2042	A1	390,000	368,016
Johnson City TN	4.000	06/01/2036	Aa2	1,150,000	1,157,441
Montgomery County TN	4.000	04/01/2037	AA*	1,420,000	1,401,567
Montgomery County TN	4.000	06/01/2040	Aa2	500,000	479,865

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

June 30, 2025

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
White County TN	4.000%	06/01/2027	AA-*	$260,000	$260,016
Wilson County TN	4.000	04/01/2039	AA+*	245,000	236,920

					4,894,056
PUBLIC FACILITIES REVENUE BONDS
8.60% of Net Assets
Hamblen County TN	4.000	05/01/2038	Aa3	880,000	861,775
Hamblen County TN	4.000	05/01/2039	Aa3	1,250,000	1,206,075
Hamblen County TN	4.000	05/01/2045	Aa3	420,000	376,799
Nolensville Town TN	4.000	06/01/2041	Aa1	400,000	379,176
Nolensville Town TN	4.000	06/01/2042	Aa1	600,000	562,680
Sullivan County TN	4.000	02/01/2043	Aa2	1,010,000	929,402

					4,315,907
HOSPITAL AND HEALTHCARE REVENUE BONDS
8.19% of Net Assets
Metropolitan Government Nashville & Davidson County TN Health	5.000	07/01/2035	A*	1,595,000	1,606,308
Metropolitan Government Nashville & Davidson County TN Health	5.000	07/01/2040	A*	950,000	951,102
Shelby County TN Health Education & Housing Facilities	5.000	05/01/2036	Baa1	1,535,000	1,551,532

					4,108,942
STATE AND LOCAL MORTGAGE/HOUSING REVENUE BONDS
7.41% of Net Assets
Metropolitan Government Nashville & Davidson County TN 4th & Shelby Apartments Project	4.600	12/01/2044	Aa1	500,000	487,440
TN Housing Development Agency	4.500	07/01/2043	Aa1	1,490,000	1,420,968
TN Housing Development Agency Residential Finance Program	4.150	07/01/2038	Aa1	100,000	95,538
TN Housing Development Agency Residential Finance Program	4.450	07/01/2043	Aa1	1,780,000	1,717,949

					3,721,895
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
5.40% of Net Assets
Memphis TN	4.000	06/01/2041	Aa2	1,120,000	1,055,578
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2033	Aa2	750,000	755,310
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2034	Aa2	500,000	502,580
Sevierville TN	4.000	06/01/2044	Aa3	440,000	398,072

					2,711,540
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
4.20% of Net Assets
Shelby County TN Health Education & Housing Facilities Board Rhodes College	4.000	08/01/2027	A2	100,000	100,078
Shelby County TN Health Education & Housing Facilities Board Rhodes College	4.000	08/01/2036	A2	920,000	919,154
Shelby County TN Health Education & Housing Facilities Board Rhodes College	4.000	08/01/2037	A2	280,000	273,946
Shelby County TN Health Education & Housing Facilities Board Rhodes College	4.000	08/01/2040	A2	875,000	813,794

					2,106,972
REFUNDING BONDS
2.32% of Net Assets
Maryville TN	5.000	06/01/2026	Aa2	50,000	51,041
Memphis TN	5.000	10/01/2043	Aa2	750,000	774,727
Memphis-Shelby County TN Industrial Development Board	5.000	11/01/2027	Aa3	200,000	205,140
Sevierville TN	5.000	05/01/2028	Aa3	125,000	132,830

					1,163,738
AIRPORT REVENUE BONDS
1.89% of Net Assets
Metropolitan Nashville Airport Authority	5.000	07/01/2035	A1	250,000	250,063
Metropolitan Nashville Airport Authority	5.000	07/01/2040	A1	700,000	700,063

					950,126

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

June 30, 2025

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PREREFUNDED BONDS
1.30% of Net Assets
Shelby County TN Health Education & Housing Facilities Board Rhodes College	5.000%	08/01/2040	A2	$650,000	$650,358

Total Investments 98.12% of Net Assets (cost $51,551,521) (See footnote 6 for further explanation)					$49,253,658

Other assets in excess of liabilities 1.88%					944,356

Net Assets 100%					$50,198,014

#	Ratings by Moody’s Ratings unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated

Other Information

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	49,253,658
Level 3	Significant Unobservable Inputs	—

$49,253,658

The accompanying footnotes are an integral part of the financial statements.

TENNESSEE TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025

ASSETS:
Investments in securities, at fair value (Cost: $51,551,521)		$49,253,658
Cash		494,414
Interest receivable		645,099

Total assets		50,393,171
LIABILITIES:
Payable for:
Distributions to shareholders	113,446
Fund shares redeemed	9,894
Net investment advisory fee	19,206
Transfer agent fee	5,796
Legal fees	10,590
Audit fees	8,390
Trustees fees	2,661
Custodian fee	36
Accrued expenses	25,138

Total liabilities		195,157

NET ASSETS:
Paid-in capital		54,899,181
Total accumulated loss		(4,701,167)

Total Net Assets		$50,198,014

NET ASSET VALUE, offering price and redemption price per share (4,925,906 shares outstanding; unlimited number of shares authorized; no par value)		$10.19

STATEMENT OF OPERATIONS

For the year ended June 30, 2025

Net investment income:
Interest income	$1,832,338

Expenses:
Investment advisory fee	256,281
Transfer agent fee	67,508
Professional fees	22,652
Registration fees	10,743
Custodian fee	13,772
Pricing fees	9,174
Trustees fees	3,721
Other expenses	10,842

Total expenses	394,693
Fees waived by Adviser (Note 2)	(35,896)
Custodian fee reduction (Note 7)	(60)

Net expenses	358,737

Net investment income	1,473,601

Realized and unrealized loss on investments:
Net realized loss	(358,488)
Net change in unrealized appreciation/depreciation	(1,574,481)

Net realized and unrealized loss on investments	(1,932,969)

Net decrease in net assets resulting from operations	$(459,368)

The accompanying footnotes are an integral part of the financial statements.

TENNESSEE TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2025 and 2024

	2025	2024
Operations:
Net investment income	$1,473,601	$1,466,558
Net realized loss on investments	(358,488)	(821,400)
Net change in unrealized appreciation/depreciation	(1,574,481)	700,430

Net increase/(decrease) in net assets resulting from operations	(459,368)	1,345,588
Total distributions (Note 6)	(1,473,601)	(1,466,558)
Net Fund share transactions (Note 4)	(1,461,128)	(9,783,834)

Total decrease	(3,394,097)	(9,904,804)
Net assets:
Beginning of year	53,592,111	63,496,915

End of year	$50,198,014	$53,592,111

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$10.59	$10.57	$10.65	$11.71	$11.66

Income from investment operations:
Net investment income	0.30	0.27	0.27	0.26	0.27
Net gains/(losses) on investments (b)	(0.40)	0.02	(0.08)	(1.06)	0.05

Total from investment operations	(0.10)	0.29	0.19	(0.80)	0.32
Less distributions:
Distributions from net investment income	(0.30)	(0.27)	(0.27)	(0.26)	(0.27)

Net asset value, end of year	$10.19	$10.59	$10.57	$10.65	$11.71

Total return	(0.97)%	2.82%	1.78%	(6.92)%	2.84%
Net assets, end of year (in thousands)	$50,198	$53,592	$63,497	$73,609	$86,147
Ratio of net expenses to average net assets (a)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of gross expenses to average net assets	0.77%	0.80%	0.78%	0.71%	0.71%
Ratio of net investment income to average net assets	2.88%	2.59%	2.51%	2.31%	2.35%
Portfolio turnover	24.00%	21.15%	9.10%	11.61%	2.75%

(a)	Percentages are after voluntary expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — INTERMEDIATE GOVERNMENT BOND SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Securities and Agencies

June 30, 2025

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
FEDERAL HOME LOAN BANK
79.50% of Net Assets
Federal Home Loan Bank	3.600%	07/18/2025	Aa1	$800,000	$799,707
Federal Home Loan Bank	3.200	06/10/2027	Aa1	250,000	247,177
Federal Home Loan Bank	4.580	08/20/2027	Aa1	500,000	499,105
Federal Home Loan Bank	4.000	06/30/2028	Aa1	500,000	504,725
Federal Home Loan Bank	5.300	11/20/2028	Aa1	250,000	250,745
Federal Home Loan Bank	5.125	11/28/2028	Aa1	500,000	500,695
Federal Home Loan Bank	4.625	01/22/2029	Aa1	450,000	452,628
Federal Home Loan Bank	4.625	06/08/2029	Aa1	250,000	257,753
Federal Home Loan Bank	4.000	08/24/2029	Aa1	250,000	246,981
Federal Home Loan Bank	4.250	10/22/2029	Aa1	375,000	375,549
Federal Home Loan Bank	4.625	11/20/2029	Aa1	250,000	250,437
Federal Home Loan Bank	4.300	03/25/2030	Aa1	500,000	503,574
Federal Home Loan Bank	4.625	04/03/2030	Aa1	400,000	399,635
Federal Home Loan Bank	5.000	04/11/2030	Aa1	225,000	224,688
Federal Home Loan Bank	4.125	06/14/2030	Aa1	500,000	506,782
Federal Home Loan Bank	4.375	12/12/2031	Aa1	250,000	255,793
Federal Home Loan Bank	4.750	12/12/2031	Aa1	450,000	466,942

					6,742,916
FEDERAL FARM CREDIT
14.14% of Net Assets
Federal Farm Credit Bank	4.500	08/27/2026	Aa1	500,000	499,468
Federal Farm Credit Bank	5.050	01/18/2028	Aa1	450,000	450,145
Federal Farm Credit Bank	5.050	07/28/2028	Aa1	250,000	249,921

					1,199,534
FEDERAL HOME LOAN MORTGAGE CORPORATION
5.07% of Net Assets
Federal Home Loan Mortgage Corporation	4.150	04/17/2028	Aa1	225,000	224,952
Federal Home Loan Mortgage Corporation	1.400	07/28/2032	Aa1	250,000	205,477

					430,429
Total Investments 98.71% of Net Assets (cost $8,386,601) (See footnote 6 for further explanation)					$8,372,879

Other assets in excess of liabilities 1.29%					109,365

Net Assets 100%					$8,482,244

#	Ratings by Moody’s Ratings unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated

Other Information

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Government Agencies
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	8,372,879
Level 3	Significant Unobservable Inputs	—

$8,372,879

The accompanying footnotes are an integral part of the financial statements.

INTERMEDIATE GOVERNMENT BOND SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025

ASSETS:
Investments in securities, at fair value (Cost: $8,386,601)		$8,372,879
Cash		30,301
Receivable from Adviser		122
Receivable for fund shares sold		500
Prepaid expenses		2,572
Interest receivable		84,785

Total assets		8,491,159
LIABILITIES:
Payable for:
Distributions to shareholders	3,152
Fund shares redeemed	1,763
Audit fees	1,359
Legal fees	1,199
Compliance fees	1,025
Trustees fees	417

Total liabilities		8,915

NET ASSETS:
Paid-in capital		8,699,559
Total accumulated loss		(217,315)

Total Net Assets		$8,482,244

NET ASSET VALUE, offering price and redemption price per share (888,351 shares outstanding; unlimited number of shares authorized; no par value)		$9.55

STATEMENT OF OPERATIONS

For the year ended June 30, 2025

Net investment income:
Interest income	$371,689

Expenses:
Investment advisory fee	17,753
Transfer agent fee	13,315
Custodian fee	16,072
Registration fees	10,293
Pricing fees	8,744
Other expenses	5,097
Professional fees	3,782
Trustees fees	656

Total expenses	75,712
Fees waived by Adviser (Note 2)	(11,980)
Fees waived by Transfer Agent (Note 2)	(1,044)
Custodian fee reduction (Note 7)	(70)

Net expenses	62,618

Net investment income	309,071

Realized and unrealized gain/(loss) on investments:
Net realized loss	(56,255)
Net change in unrealized appreciation/depreciation	173,174

Net realized and unrealized gain on investments	116,919

Net increase in net assets resulting from operations	$425,990

The accompanying footnotes are an integral part of the financial statements.

INTERMEDIATE GOVERNMENT BOND SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2025 and 2024

	2025	2024
Operations:
Net investment income	$309,071	$310,397
Net realized loss on investments	(56,255)	(61,714)
Net change in unrealized appreciation/depreciation	173,174	185,080

Net increase in net assets resulting from operations	425,990	433,763
Total distributions (Note 6)	(309,071)	(310,397)
Net Fund share transactions (Note 4)	(1,333,484)	(200,575)

Total decrease	(1,216,565)	(77,209)
Net assets:
Beginning of year	9,698,809	9,776,018

End of year	$8,482,244	$9,698,809

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$9.43	$9.31	$9.54	$10.09	$10.37

Income from investment operations:
Net investment income	0.33	0.30	0.27	0.23	0.23
Net gains/(losses) on investments (b)	0.12	0.12	(0.23)	(0.55)	(0.28)

Total from investment operations	0.45	0.42	0.04	(0.32)	(0.05)
Less distributions:
Distributions from net investment income	(0.33)	(0.30)	(0.27)	(0.23)	(0.23)

Net asset value, end of year	$9.55	$9.43	$9.31	$9.54	$10.09

Total return	4.86%	4.58%	0.39%	(3.25)%	(0.49)%
Net assets, end of year (in thousands)	$8,482	$9,699	$9,776	$10,732	$12,044
Ratio of net expenses to average net assets (a)	0.70%	0.70%	0.70%	0.70%	0.66%
Ratio of gross expenses to average net assets	0.85%	0.89%	0.90%	0.75%	0.67%
Ratio of net investment income to average net assets	3.49%	3.21%	2.83%	2.30%	2.25%
Portfolio turnover	80.78%	26.47%	39.69%	17.50%	3.35%

(a)	Percentages are after voluntary expense waivers and reductions by the Adviser, Transfer Agent, and Custodian. The Adviser, Transfer Agent, and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TAXABLE MUNICIPAL BOND SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Taxable Municipal Bonds

June 30, 2025

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
STATE AND LOCAL MORTGAGE/HOUSING REVENUE BONDS
22.45% of Net Assets
FL Housing Finance Corporation	6.187%	07/01/2050	Aaa	$150,000	$153,002
IN State Housing & Community Development Authority	5.944	07/01/2049	Aaa	125,000	125,346
KY State Housing Corporation	5.806	07/01/2040	Aaa	125,000	126,401
MN State Housing Finance Authority	5.915	07/01/2044	Aa1	150,000	150,495
NC State Housing Finance Agency	6.128	07/01/2043	Aa1	175,000	179,681
WI State Housing & Economic Development Authority^	6.039	09/01/2045	Aa2	25,000	25,248

					760,173
MUNICIPAL UTILITY REVENUE BONDS
14.26% of Net Assets
KY State Rural Water Finance Corporation	3.000	08/01/2050	AA-*	250,000	160,730
Metropolitan Government Nashville & Davidson County TN Recovery Zone	6.693	07/01/2041	Aa2	200,000	220,224
OK State Municipal Power Authority	6.310	01/01/2040	A2	95,000	101,931

					482,885
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
12.59% of Net Assets
Mesa State College CO	6.746	05/15/2042	Aa2	85,000	93,962
Michigan State University	4.496	08/15/2048	Aa2	375,000	332,321

					426,283
PUBLIC FACILITIES REVENUE BONDS
9.98% of Net Assets
Metropolitan Government Nashville & Davidson County TN	7.431	07/01/2043	Aa3	190,000	215,156
Montgomery AL Community Cooperative District	2.815	11/01/2049	Aa1	75,000	46,704
Rhode Island Convention Center	6.060	05/15/2035	A1	70,000	75,893

					337,753
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
9.87% of Net Assets
Washoe County NV Highway Revenue	7.969	02/01/2040	Aa2	280,000	334,286

MARINA/PORT AUTHORITY REVENUE BONDS
6.88% of Net Assets
Miami Dade County FL Special Obligation	7.500	04/01/2040	Aa2	200,000	232,940

SCHOOL IMPROVEMENT BONDS
6.20% of Net Assets
Jefferson County TN Build America Bonds	6.625	06/01/2040	Aa2	210,000	210,019

HOSPITAL AND HEALTHCARE REVENUE BONDS
5.90% of Net Assets
Midland County TX Hospital District	6.440	05/15/2039	Aa3	185,000	199,652

MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
3.68% of Net Assets
Waco TX	5.488	02/01/2044	Aa1	125,000	124,533

AIRPORT REVENUE BONDS
2.54% of Net Assets
Tri Cities TN Airport Authority Revenue	3.625	05/01/2038	Aa2	100,000	86,055

PREREFUNDED BONDS
0.73% of Net Assets
Tri Cities TN Airport Authority Revenue	3.625	05/01/2038	NR	25,000	24,860

Total Investments 95.08% of Net Assets (cost $3,434,671) (See footnote 6 for further explanation)					$3,219,439

Other assets in excess of liabilities 4.92%					166,426

Net Assets 100%					$3,385,865

#	Ratings by Moody’s Ratings unless noted otherwise.
Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.
All ratings are as of the date indicated and do not reflect subsequent changes.

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TAXABLE MUNICIPAL BOND SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Taxable Municipal Bonds

June 30, 2025

*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
^	When-issued security or extended settlement — see footnote 1(D)

Other Information

The following is a summary of the inputs used, as of June 30, 2025 involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Taxable Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	3,219,439
Level 3	Significant Unobservable Inputs	—

$3,219,439

The accompanying footnotes are an integral part of the financial statements.

TAXABLE MUNICIPAL BOND SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025

ASSETS:
Investments in securities, at fair value (Cost: $3,434,671)		$3,219,439
Cash		140,105
Receivable from Adviser		146
Interest receivable		62,420

Total assets		3,422,110
LIABILITIES:
Payable for:
Investments purchased	25,000
Distributions to shareholders	4,505
Audit fees	1,325
Trustees fees	1,085
Pricing fees	1,057
Custodian fee	145
Accrued expenses	3,128

Total liabilities		36,245

NET ASSETS:
Paid-in capital		5,590,408
Total accumulated loss		(2,204,543)

Total Net Assets		$3,385,865

NET ASSET VALUE, offering price and redemption price per share (460,991 shares outstanding; unlimited number of shares authorized; no par value)		$7.34

STATEMENT OF OPERATIONS

For the year ended June 30, 2025

Net investment income:
Interest income	$185,056

Expenses:
Investment advisory fee	17,505
Transfer agent fee	5,251
Custodian fee	7,883
Registration fees	9,261
Pricing fees	3,107
Trustees fees	1,208
Professional fees	1,731
Other expenses	994

Total expenses	46,940
Fees waived by Adviser (Note 2)	(18,616)
Fees waived by Transfer Agent (Note 2)	(3,824)
Custodian fee reduction (Note 7)	(34)

Net expenses	24,466

Net investment income	160,590

Realized and unrealized gain/(loss) on investments:
Net realized loss	(57,379)
Net change in unrealized appreciation/depreciation	34,821

Net realized and unrealized loss on investments	(22,558)

Net increase in net assets resulting from operations	$138,032

The accompanying footnotes are an integral part of the financial statements.

TAXABLE MUNICIPAL BOND SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2025 and 2024

	2025	2024
Operations:
Net investment income	$160,590	$168,959
Net realized loss on investments	(57,379)	(236,353)
Net change in unrealized appreciation/depreciation	34,821	137,134

Net increase in net assets resulting from operations	138,032	69,740
Total distributions (Note 6)	(161,696)	(170,375)
Net Fund share transactions (Note 4)	(96,230)	(575,437)

Total decrease	(119,894)	(676,072)
Net assets:
Beginning of year	3,505,759	4,181,831

End of year	$3,385,865	$3,505,759

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$7.39	$7.56	$8.09	$10.28	$10.40

Income from investment operations:
Net investment income	0.34	0.33	0.33	0.29	0.34
Net gains/(losses) on investments (b)	(0.05)	(0.17)	(0.53)	(2.19)	(0.06)

Total from investment operations	0.29	0.16	(0.20)	(1.90)	0.28
Less distributions:
Distributions from net investment income	(0.34)	(0.33)	(0.33)	(0.29)	(0.34)
Distributions from capital gains	0.00	0.00	0.00	0.00	(0.06)

Total distributions	(0.34)	(0.33)	(0.33)	(0.29)	(0.40)

Net asset value, end of year	$7.34	$7.39	$7.56	$8.09	$10.28

Total return	4.00%	2.25%	(2.38)%	(18.86)%	2.72%
Net assets, end of year (in thousands)	$3,386	$3,506	$4,182	$5,156	$14,596
Ratio of net expenses to average net assets (a)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of gross expenses to average net assets	1.34%	1.28%	1.37%	1.00%	0.96%
Ratio of net investment income to average net assets	4.59%	4.46%	4.31%	2.89%	3.30%
Portfolio turnover	12.60%	12.53%	0.00%	8.39%	33.27%

(a)	Percentages are after voluntary expense waivers and reductions by the Adviser, Transfer Agent, and Custodian. The Adviser, Transfer Agent, and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2025

1.	Organization and Significant Accounting Policies

Dupree Mutual Funds is registered under the Investment Company Act of 1940, as amended, (“1940 Act”) as a no-load, open-end investment company. The Declaration of Trust of Dupree Mutual Funds (the “Trust”) permits the Trustees to create an unlimited number of series of investment portfolios (each a “Fund” and collectively, the “Funds”) and with respect to each series to issue an unlimited number of full or fractional shares of a single class. The Trust currently offers seven series:

Alabama Tax-Free Income Series

Kentucky Tax-Free Income Series

Mississippi Tax-Free Income Series

North Carolina Tax-Free Income Series

Tennessee Tax-Free Income Series

Intermediate Government Bond Series

Taxable Municipal Bond Series

The investment strategy of each of the five state tax-free Funds is to invest exclusively in municipal securities issued by the states of Alabama, Kentucky, Mississippi, North Carolina and Tennessee, respectively. Normally, each Fund’s assets will be invested so that (1) at least 80% of the income earned on the investments will be exempt from Federal and state income taxes or (2) at least 80% of the Fund’s net assets will be invested in securities exempt from Federal and state income taxes.

The Intermediate Government Bond Series’ investment strategy is to invest only in obligations of the U.S. Treasury and agencies of the U.S. Government. The Intermediate Government Bond Series will buy bonds and notes that will maintain an average maturity of no more than ten years, and its weighted average nominal maturity will normally range between 3-10 years.

The Taxable Municipal Bond Series’ investment strategy is to invest in taxable municipal bonds of investment grade quality.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States (“U.S. GAAP”). The Trust operates as an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, and accordingly follows the investment company accounting and reporting guidance of Accounting Standards Codification (“ASC”) Topic 946 “Financial Services – Investment Companies.”

The Funds operate as a single operating segment. Each Fund’s long-term strategic asset allocation is predetermined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. Each Fund’s income, expenses, assets and performance are regularly monitored and assessed as a whole by certain officers of the Fund, acting as the Chief Operating Decision Maker “(the “CODM”). The CODM is responsible for the oversight functions of the Funds, using the information presented in the financial statements and financial highlights.

The Funds indemnify the Trust’s Officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

At a meeting of the Trustees on December 18, 2024, the Trustees approved an Agreement and Plan of Reorganization (the “Plan”) providing for the transfer of all of the assets of the Kentucky Tax-Free Short-to-Medium Series, the North Carolina Tax-Free Short-to-Medium Series and the Tennessee Tax-Free Short-to-Medium Series (collectively the “Short-to-Medium Series”) the Kentucky Tax-Free Income Series, the North Carolina Tax-Free Income Series and the Tennessee Tax Free Income Series (collectively the “Income Series”), respectively. The purpose of the reorganization was to combine funds with investment objectives that were identical and principal investment strategies that were substantially similar. The benefits of the Plan considered by the Trustees in approving the fund mergers included, but were not limited to, economies of scale related to trading, best execution, improved diversification, lower operating expenses, and performance.

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2025

1.	Organization and Significant Accounting Policies, continued:

The Reorganization, which was a non-taxable event for shareholders, closed as of the close of business on May 16, 2025. The Investment Adviser, Dupree & Company, Inc., bore 100% of the expenses relating to the Reorganization. Under the terms of the Plan, shareholders of each Short-to-Medium Series received shares of the corresponding Income Series equal in U.S. dollar value to the interests of such shareholders in the Short-to-Medium Series as of May 16, 2025. Additionally, the Short-to-Medium Series outstanding unrealized depreciation on investments balances as of May 16, 2025, in the amounts of $(364,668) for the Kentucky Tax-Free Short-to-Medium Series, $(43,066) for the North Carolina Tax-Free Short-to-Medium Series, and $(11,059) for the Tennessee Tax-Free Short-to-Medium Series were transferred to the corresponding Income Series. For financial reporting purposes, all assets received and shares issued by the Income Series were recorded at fair value; however, the cost bases of the investments received were carried forward. The following table illustrates the specifics of the Reorganization:

	Pre- Reorganization Net Asset Value	Pre- Reorganization Shares outstanding	Pre- Reorganization Net Asset Value Per Share	Post Reorganization Net Asset Value	Post Reorganization shares outstanding	Post Reorganization Net Asset Value Per Share	Exchange Ratio
KY Income	$693,362,826	98,836,551	$7.02	$723,380,419	103,115,393	$7.02	0.7305
KY Short-to-Medium	30,016,929	5,857,419	5.12	—	—		—
NC Income	103,842,340	9,901,244	10.49	112,198,947	10,698,040	10.49	0.9915
NC Short-to-Medium	8,356,642	803,608	10.40	—	—		—
TN Income	48,056,432	4,691,913	10.24	50,405,323	4,921,243	10.24	1.0035
TN Short-to-Medium	2,348,892	228,538	10.28	—	—		—

Because each combined investment portfolios has been managed as a single integrated portfolio since the Reorganization was completed, it is not practical to separate the amounts of the Short-to-Medium Series income that would have been included in the Short-to-Medium Series Statement of Operations since May 16, 2025. Assuming the Acquisition had been completed on July 1, 2024 (the beginning of the annual reporting period of the Short-to-Medium Series), the Funds’ pro forma results of operations for the current fiscal period would include net investment income of $21,705,849, $3,224,718, and $1,516,377 for the Kentucky Tax-Free Income Series, North Carolina Tax-Free Income Series and the Tennessee Tax Free Income Series respectively; a net realized and unrealized gain (loss) on investments of $(21,410,046), $(2,837,257) and $(1,915,564), respectively; and a net increase/(decrease) in assets resulting from operations of $295,803, $387,461 and $(399,186), respectively.

A.	Security Valuation

In general, securities for which market quotations are readily available are valued at current market value, as provided by independent third-party pricing agents. All other securities are valued at fair value as determined in good faith by the Funds’ Valuation Designee, Dupree & Company, Inc. (the “Valuation Designee”) in accordance with Board-approved policies and procedures (the “Valuation Procedures”). The Valuation Designee is responsible for, among other things, monitoring the value of the Funds’ securities. These procedures involve the use of matrix pricing models which take into consideration, among other factors, years to maturity, call date, coupon rate, trading patterns, creditworthiness, supply and demand dynamics, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value for securities. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by the matrix pricing model requires the Valuation Designee to fair value the security in accordance with the Valuation Procedures. Pursuant to the Valuation Procedures, the Valuation Designee has the day-to-day responsibility for fair valuing the Trust’s securities or other assets. Securities valued by the Valuation Designee are reviewed by the Valuation Committee, which consists of all the Independent Trustees. Shares of open-end mutual funds in which the Funds invest, if any, are valued at their respective net asset values as reported by the underlying funds. The Funds have adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2025

1.	Organization and Significant Accounting Policies, continued:

(Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are as follows:

Level 1:	Unadjusted quoted prices in active markets for identical securities.
Level 2:	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3:	Price determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Funds’ own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The aggregate value by input level, as of June 30, 2025, for the Funds’ investments is included at the end of the Funds’ Schedules of Portfolio Investments.

B.	Investment Transactions

Security transactions are accounted for on a trade date basis. Realized gains and losses on securities sold are determined on an identified cost basis.

C.	Investment Income

Interest income, which includes the amortization of premiums and the accretion of discounts, is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

D.	When-Issued and Extended Settlement Securities

The Funds may purchase securities with delivery or payment to occur at a later date. At the time a Fund enters into a commitment to purchase a security, the transaction is recorded, and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest is accrued by the Fund until the security is delivered and payment takes place. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

E.	Federal Income Taxes

It is each Fund’s policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies, including the distribution of all or substantially all taxable and tax-exempt income to their shareholders. The Funds have met the requirements of the Code applicable to regulated investment companies for the year ended June 30, 2025. Therefore, no federal income tax provision is required. Management has analyzed the Funds’ tax positions for all open tax years and all major jurisdictions, and has concluded that as of June 30, 2025, no provision for income taxes is required in the financial statements. Therefore, no additional tax expense, including any interest and penalties, was recorded in the current year and no adjustments were made to prior periods. To the extent the Funds recognize interest and penalties, they are included in interest expense and other expenses, respectively, in the Statements of Operations. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last three tax year ends and the interim tax period since then).

F.	Distributions

Substantially all of the net investment income of the Funds is declared as a dividend to shareholders of record as of the close of business each day. Any net realized long term capital gains are distributed annually to shareholders. Distributions are payable in cash or in additional shares at the net asset value on the payable date. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2025

1.	Organization and Significant Accounting Policies, continued:

Distributions are paid at the following frequencies:

Monthly:	Intermediate Government Bond Series Taxable Municipal Bond Series

Quarterly:	Alabama Tax-Free Income Series Kentucky Tax-Free Income Series Mississippi Tax-Free Income Series North Carolina Tax-Free Income Series Tennessee Tax-Free Income Series

G.	Estimates

The preparation of these financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period. Actual amounts could differ from those estimates.

H.	Subsequent Events

Subsequent events occurring after June 30, 2025 have been evaluated by Dupree & Company, Inc. (the “Adviser”) for potential impact to this report through the date the financial statements were issued. The Adviser has determined that there were no material subsequent events that require recognition or disclosure in the Funds’ financial statements.

2.	Fees and Transactions with Affiliates and Other Parties

Subject to the direction of the Trustees, the Adviser is responsible for the management of the Funds’ portfolios. Under the terms of the Investment Advisory Agreements between the Adviser and the Trust, on behalf of each Fund (each a “Agreement” and collectively, the “Agreements”) each Fund (except the Intermediate Government Bond Series) have agreed to pay to the Adviser as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreements, a fee at the annual rate of 0.50 of 1% of the first $100,000,000 average daily net assets of each Fund determined separately; 0.45 of 1% of the average daily net assets between $100,000,001 and $150,000,000 of each Fund determined separately; 0.40 of 1% of the average daily net assets between $150,000,001 and $500,000,000 of each Fund determined separately; 0.35 of 1% of the average daily net assets between $500,000,001 and $750,000,000 of each Fund determined separately; and 0.30 of 1% of the average daily net assets between $750,000,001 and $1,000,000,000 of each Fund determined separately; and 0.25 of 1% of the average daily net assets in excess of $1,000,000,000 of each Fund determined separately. The Intermediate Government Bond Series has agreed to pay to the Adviser, as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreement, a fee at the annual rate of 0.20 of 1% of average daily net assets. Dupree & Company, Inc., also serving as the Funds’ transfer agent (the “Transfer Agent”), may voluntarily waive investment advisory fees and transfer agent fees payable to it under the Investment Advisory Agreement and Transfer Agent Agreement with each Fund, and assume and pay other operating expenses. Dupree & Company, Inc. will not seek to recoup any waived fees or other operating expenses it has assumed.

For the year ended June 30, 2025, fees voluntarily waived by the Adviser and Transfer Agent were as follows:

	Fees waived by Adviser	Fees waived by Transfer Agent
Alabama Tax-Free Income Series	$32,741	$-0-
Kentucky Tax-Free Income Series	-0-	-0-
Mississippi Tax-Free Income Series	22,505	-0-
North Carolina Tax-Free Income Series	43,023	-0-
Tennessee Tax-Free Income Series	35,896	-0-
Intermediate Government Bond Series	11,980	1,044
Taxable Municipal Bond Series	18,616	3,824

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2025

2.	Fees and Transactions with Affiliates and Other Parties continued:

In addition, each Fund has entered into a Transfer Agent and Dividend Disbursing Agent Services Agreement with the Transfer Agent. The agreement provides for a fee computed on the average daily net asset value at the annual rate of 0.15 of 1% on the first $20,000,000 of average net assets and 0.12 of 1% of all amounts in excess of $20,000,000 of average net assets for each Fund.

Northern Lights Compliance Services, LLC, provides Chief Compliance Officer (“CCO”) services to the Trust. An officer of the Trust is an employee of Northern Lights Compliance Services, LLC.

For the year ended June 30, 2025, each member of the Board of Trustees that is not an “interested person” as defined in the 1940 Act (each, an “Independent Trustee”) received a fee of $41,000. In addition, all Independent Trustees are reimbursed by the Funds for all reasonable out-of-pocket expenses incurred by them in performing their duties. The fees are allocated on an average monthly net asset basis for each Fund. The Trustees fees for each Fund are disclosed on the Funds’ Statements of Operations.

3.	Purchases and Sales of Securities

During the year ended June 30, 2025, the cost of purchases and the proceeds from sales/calls and maturities of securities (excluding short-term securities and U.S. government obligations, except for the Intermediate Government Bond Series which are all U.S. government obligations) for each Fund were as follows:

	Purchases	Sales/Calls/Maturities
Alabama Tax-Free Income Series	$4,074,006	$4,868,254
Kentucky Tax-Free Income Series	135,034,213	165,211,459
Mississippi Tax-Free Income Series	534,273	5,755,225
North Carolina Tax-Free Income Series	25,604,169	34,070,600
Tennessee Tax-Free Income Series	12,118,753	15,441,348
Intermediate Government Bond Series	7,039,869	8,160,377
Taxable Municipal Bond Series	425,156	591,065

As of June 30, 2025 and June 30, 2024, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

ALABAMA TAX-FREE INCOME SERIES	Year Ended June 30, 2025		Year Ended June 30, 2024
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	189,281	$2,158,709	89,569	$1,024,745
Shares reinvested	21,589	243,565	20,638	234,544
Shares redeemed	(222,953)	(2,530,474)	(217,310)	(2,448,290)
Net decrease	(12,083)	$(128,200)	(107,103)	$(1,189,001)

KENTUCKY TAX-FREE INCOME SERIES	Year Ended June 30, 2025		Year Ended June 30, 2024
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	5,576,898	$40,053,050	5,692,214	$40,726,202
Shares reinvested	1,649,131	11,753,556	1,584,329	11,319,745
Shares from reorganization	4,278,842	30,016,929	—	—
Shares redeemed	(12,684,020)	(90,526,694)	(16,244,361)	(115,587,356)
Net decrease	(1,179,149)	$(8,703,159)	(8,967,818)	$(63,541,409)

MISSISSIPPI TAX-FREE INCOME SERIES	Year Ended June 30, 2025		Year Ended June 30, 2024
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	9,368	$102,878	154,588	$1,700,794
Shares reinvested	10,092	110,377	8,906	98,290
Shares redeemed	(467,056)	(5,154,276)	(55,998)	(621,338)
Net increase/(decrease)	(447,596)	$(4,941,021)	107,496	$1,177,746

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2025

4.	Capital Shares

NORTH CAROLINA TAX-FREE INCOME SERIES	Year Ended June 30, 2025		Year Ended June 30, 2024
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	775,140	$8,269,481	1,367,252	$14,536,633
Shares reinvested	213,394	2,267,482	201,877	2,150,645
Shares from reorganization	796,796	8,356,642	—	—
Shares redeemed	(2,002,915)	(21,352,932)	(2,041,535)	(21,671,025)
Net decrease	(217,585)	$(2,459,327)	(472,406)	$(4,983,747)

TENNESSEE TAX-FREE INCOME SERIES	Year Ended June 30, 2025		Year Ended June 30, 2024
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	114,834	$1,193,163	158,757	$1,662,358
Shares reinvested	98,173	1,022,004	92,372	969,860
Shares from reorganization	229,330	2,348,892	—	—
Shares redeemed	(576,719)	(6,025,187)	(1,198,286)	(12,416,052)
Net decrease	(134,382)	$(1,461,128)	(947,157)	$(9,783,834)

INTERMEDIATE GOVERNMENT BOND SERIES	Year Ended June 30, 2025		Year Ended June 30, 2024
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	45,082	$428,132	125,781	$1,179,158
Shares reinvested	28,206	267,835	27,497	257,583
Shares redeemed	(213,520)	(2,029,451)	(175,056)	(1,637,316)
Net decrease	(140,232)	$(1,333,484)	(21,778)	$(200,575)

TAXABLE MUNICIPAL BOND SERIES	Year Ended June 30, 2025		Year Ended June 30, 2024
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	44,374	$327,237	44,158	$315,008
Shares reinvested	14,283	106,051	15,367	112,666
Shares redeemed	(72,069)	(529,518)	(137,958)	(1,003,111)
Net decrease	(13,412)	$(96,230)	(78,433)	$(575,437)

5.	Principal Risks

State-Specific Concentration of Credit Risk

The Alabama Tax-Free Income Series, Kentucky Tax-Free Income Series, Mississippi Tax-Free Income Series, North Carolina Tax-Free Income Series, and Tennessee Tax-Free Income Series each invest solely in debt obligations issued by the states of Alabama, Kentucky, Mississippi, North Carolina, and Tennessee, respectively,

Issuer Cybersecurity Risk

Municipalities issuing securities in which the Funds invest, counterparties with which the Funds engage or transact, exchange and other financial market operators, banks, brokers, dealers and other financial institutions may experience cybersecurity breaches. Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses of other malicious software code; ransomware; and attacks that shut down, disable, slow or otherwise disrupt operations, business processes, or website access or functionality. These breaches may result in harmful disruptions to their operations and may negatively impact the financial condition for the municipal issuer, counterparty or other market participant. The Funds and their shareholders could be negatively impacted as a result.

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2025

5.	Principal Risks, continued:

Interest Rate Risk

Typically, as interest rates rise, the price of municipal bonds will fall; conversely, municipal bond prices will rise when interest rates fall. In general, portfolios with longer average maturities are more sensitive to these price changes. You should expect a Fund’s share price and total return to fluctuate.

6.	Federal Income Taxes

At June 30, 2025, the Funds’ cost of investments for federal income tax purposes and the net unrealized depreciation of investments were as follows:

	Cost	Appreciation	Depreciation	Net unrealized depreciation
Alabama Tax-Free Income Series	$20,685,303	$4,203	$(1,422,041)	$(1,417,838)
Kentucky Tax-Free Income Series	734,970,223	380,721	(32,547,970)	(32,167,249)
Mississippi Tax-Free Income Series	4,476,175	15,216	(132,292)	(117,076)
North Carolina Tax-Free Income Series	113,553,917	57,456	(4,719,128)	(4,661,672)
Tennessee Tax-Free Income Series	51,551,521	1,932	(2,299,795)	(2,297,863)
Intermediate Government Bond Series	8,386,601	40,905	(54,627)	(13,722)
Taxable Municipal Bond Series	3,435,535	35,757	(251,853)	(216,096)

At June 30, 2025, the Funds’ non-expiring capital loss carry-forwards available to offset future capital gains, were as follows:

	Short-term	Long-term	Total
Alabama Tax-Free Income Series	$—	$611,518	$611,518
Kentucky Tax-Free Income Series	1,482,387	23,760,036	25,242,423
Mississippi Tax-Free Income Series	126,287	453,903	580,190
North Carolina Tax-Free Income Series	1,332,168	5,472,827	6,804,995
Tennessee Tax-Free Income Series	176,447	2,203,660	2,380,107
Intermediate Government Bond Series	51,994	151,599	203,593
Taxable Municipal Bond Series	174,265	1,814,185	1,988,450

As a result of the merger the Income Series acquired capital loss carry forward balances of the Short-to-Medium Series as follows.

	Short-Term	Long-Term	Total	Annual Limitation
Kentucky Tax-Free Income Series	$86,274	$200,077	$286,351	$-0-
North Carolina Tax-Free Income Series	54,832	163,327	218,159	-0-
Tennessee Tax-Free Income Series	2,216	281,735	283,951	85,500

The Income Series are eligible to utilize these amounts to offset future capital gains subject to annual limitations under IRC Section 382.

The distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are caused primarily due to the recognition of certain components of realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2025

6.	Federal Income Taxes, continued:

For the year ending June 30, 2025, the following reclassifications were made as a result of permanent differences between the financial statement and income tax reporting requirements primarily attributable to merger adjustments:

	Paid-in Capital	Total accumulated loss
KY Tax-Free Income Series	$286,351	$(286,351)
North Carolina Tax-Free Income Series	218,159	(218,159)
Tennessee Tax-Free Income Series	283,951	(283,951)

The tax character of distributions paid for the year ended June 30, 2025 and 2024 were as follows:

	2025			2024
	Tax Exempt Income	Ordinary Income	Long-Term Capital Gain	Tax Exempt Income	Ordinary Income	Long-Term Capital Gain
Alabama Tax-Free Income Series	$605,920	$—	$—	$538,964	$—	$—
Kentucky Tax-Free Income Series	21,124,828	—	—	20,574,395	—	—
Mississippi Tax-Free Income Series	159,893	—	—	246,168	—	—
North Carolina Tax-Free Income Series	3,079,060	—	—	2,888,338	—	—
Tennessee Tax-Free Income Series	1,473,601	—	—	1,466,558	—	—
Intermediate Government Bond Series	—	309,071	—		310,397	—
Taxable Municipal Bond Series	—	161,696	—	—	170,375	—

At June 30, 2025, the Funds’ components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Net Long- term Capital Gain	Net Unrealized Appreciation/ Depreciation on Investments
Alabama Tax-Free Income	$—	$92,126	$—	$(1,417,838)
Kentucky Tax-Free Income	—	2,338,919	—	(32,167,249)
Mississippi Tax-Free Income	—	10,293	—	(117,076)
North Carolina Tax-Free Income	—	214,017	—	(4,661,672)
Tennessee Tax-Free Income	—	90,248	—	(2,297,863)
Intermediate Government Bond	3,152	—	—	(13,722)
Taxable Municipal Bond Series	4,505	—	—	(216,096)

	Accumulated Capital and Other Losses	Other Temporary Differences	Total Accumulated Losses
Alabama Tax-Free Income	$(611,518)	$(92,126)	$(2,029,356)
Kentucky Tax-Free Income	(25,242,423)	(2,338,919)	(57,409,672)
Mississippi Tax-Free Income	(580,190)	(10,228)	(697,366)
North Carolina Tax-Free Income	(6,804,995)	(214,017)	(11,466,667)
Tennessee Tax-Free Income	(2,380,107)	(113,446)	(4,701,167)
Intermediate Government Bond	(203,593)	(3,152)	(217,315)
Taxable Municipal Bond Series	(1,988,450)	(4,505)	(2,204,543)

7.	Line of Credit Agreement and Custodian Agreement

The Trust entered into an unsecured, uncommitted Loan Agreement (“Line of Credit”) with the Funds’ custodian, U.S. Bank, National Association, as an umbrella facility on behalf of the Funds in the Trust. Each Fund is permitted to borrow money as a temporary measure in order to pay redeeming shareholders. The principal amounts borrowed are due on demand. The current agreement expires on September 17, 2025. Interest is payable based on the published prime rate of the bank.

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2025

7.	Line of Credit Agreement and Custodian Agreement, continued:

The interest expense is shown on each Fund’s Statement of Operations within “Other expenses”. The Funds had no borrowings as of June 30, 2025. During the year ended June 30, 2025, the average interest rate on borrowings was 7.98% and the largest borrowing amount, the date of the largest borrowing, and the daily weighted average borrowings for each Fund were as follows:

	Largest Borrowing	Date of Largest Borrowing	Weighted Average Borrowing
Alabama Tax-Free Income Series	$89,000	07/25/2024	1,540
Kentucky Tax Free Income Series	-0-	N/A	-0-
Mississippi Tax-Free Income Series	87,000	09/09/2024	433
North Carolina Tax-Free Income Series	818,000	11/21/2024	5,559
Tennessee Tax-Free Income Series	159,000	12/30/2024	877
Intermediate Government Bond Series	384,000	03/25/2025	5,277
Taxable Municipal Bond Series	-0-	N/A	-0-

The Funds have a contractual agreement with the custodian whereby the Funds compensate the custodian for custodial services incurred exceeding the credits realized as a result of uninvested cash balances. Credits realized as a result of uninvested cash balances are used to reduce each Fund’s custody fees. During the year, these credits reduced each Fund’s expenses by the amount shown on each Fund’s Statement of Operations as “Custodian fee reduction.”

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

Dupree Mutual Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Dupree Mutual Funds, comprising Alabama Tax-Free Income Series, Kentucky Tax-Free Income Series, Mississippi Tax-Free Income Series, North Carolina Tax-Free Income Series, Tennessee Tax-Free Income Series, Intermediate Government Bond Series, and Taxable Municipal Bond Series (the “Funds”) as of June 30, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2025, the results of their operations, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2021.

COHEN & COMPANY, LTD.

Cleveland, Ohio

August 28, 2025

DUPREE MUTUAL FUNDS	UNAUDITED

OTHER UNAUDITED INFORMATION

June 30, 2025

Proxy Voting Information

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent twelve months ended June 30, 2025, is available without charge upon request by calling (800) 866-0614, or on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov. For the year ended June 30, 2025, the Funds exercised no proxy votes due to the fact that the debt instruments in which the Funds invest carry no voting rights.

Quarterly Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-PORT. The portfolio listings will be available on our website at http://www.dupree-funds.com 60 days after the end of the period or by calling 800-866-0614.

Item 8. Not applicable.

Item 9. Not applicable

Item 10. Included under Item 7

Item 11. Not applicable

Item 12. Not applicable.

Item 13. Not applicable

Item 14: Not applicable

Item 15: Not applicable

Item 16:

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17: Not applicable

Item 18: Not applicable.

Item 19. Exhibits

(a)(1) Code of Ethics

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

(b) Certifications pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and required by Rule 30a-2(b) under the Investment Company Act of 1940, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dupree Mutual Funds
By:	/s/ Michelle M. Dragoo
Michelle M. Dragoo, Principal Financial Officer
Date: September 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Dupree Mutual Funds
By:	/s/ Allen E. Grimes, III
Allen E. Grimes, III, Principal Executive Officer
Date: September 4, 2025